UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: December 31, 2008

Item 1. Schedule of Investments:

Putnam Diversified Income Trust
The fund's portfolio
12/31/08 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (41.0%)(a)

		Principal amount	Value

Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		$19,993,000	$9,396,710
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049		765,000	499,433
Ser. 07-2, Class A2, 5.634s, 2049		2,590,000	1,997,942
Ser. 05-6, Class A2, 5.165s, 2047		250,000	211,814
Ser. 07-5, Class XW, Interest Only (IO), 0.44s, 2051		233,200,643	3,509,881
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		1,170,000	298,350
Ser. 01-1, Class K, 6 1/8s, 2036		2,633,000	909,343
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.99s, 2036		14,157,337	6,653,949
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 1.211s, 2037		13,522,924	872,229
Ser. 07-5A, IO, 1.55s, 2037		4,311,518	326,382
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036		10,588,544	3,705,990
FRB Ser. 06-6, Class 2A1, 5.892s, 2036		5,094,235	2,413,991
FRB Ser. 05-7, Class 23A1, 5.649s, 2035		9,723,596	4,555,882
Bear Stearns Commercial Mortgage Securities, Inc. FRB
Ser. 00-WF2, Class F, 8.186s, 2032		1,174,000	855,348
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.057s, 2050		274,230,548	1,437,955
Broadgate Financing PLC sec. FRB Ser. D, 7.078s, 2023
(United Kingdom)	GBP	2,425,750	1,061,300
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.198s, 2036		$6,914,833	3,266,954
FRB Ser. 06-AR7, Class 2A2A, 5.649s, 2036		1,182,976	532,339
IFB Ser. 07-6, Class 2A5, IO, 6.179s, 2037		6,920,547	467,137
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.077s, 2044		162,786,099	557,181
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
0.967s, 2017		16,930,847	256,235
Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO, 7.129s, 2034		7,885,088	327,108
Ser. 06-45T1, Class 2A2, 6s, 2037		4,375,990	1,943,815
Ser. 06-J8, Class A4, 6s, 2037		11,154,289	4,731,649
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		8,397,102	5,487,310
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.707s, 2035		16,449,067	8,224,534
Ser. 05-2, Class 2X, IO, 1.16s, 2035		18,408,443	251,678
Countrywide Home Loans 144A Ser. 03-R4, Class 1A,
Principal only (PO), zero %, 2034		31,809	23,021
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.81s, 2039		3,679,000	2,642,614
Ser. 07-C5, Class A3, 5.694s, 2040		37,930,000	24,504,077
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 1.271s, 2017		369,000	217,157
FRB Ser. 06-A, Class C, 1.071s, 2017		1,093,000	715,806
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033		7,683,680	7,234,060
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		8,998,000	8,718,860
Ser. 98-C1, Class F, 6s, 2040		7,396,000	1,479,200
Ser. 02-CP5, Class M, 5 1/4s, 2035		2,599,000	207,920
FRB Ser. 05-TFLA, Class L, 3.045s, 2020		4,911,000	2,209,950
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.617s, 2031		28,206,001	553,867
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		2,235,111	1,117,556
DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031		7,128,872	2,851,549
European Loan Conduit 144A FRB Ser. 22A, Class D,
6.788s, 2014 (Ireland)	GBP	2,461,000	1,076,737
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 6.788s, 2014 (United Kingdom)	GBP	1,697,065	495,000
Fannie Mae
FRB Ser. 05-91, Class EF, zero %, 2035		$411,980	390,916
FRB Ser. 06-54, Class CF, zero %, 2035		379,693	367,840

IFB Ser. 06-70, Class SM, 50.819s, 2036	686,487	933,677
IFB Ser. 07-1, Class NR, 43.919s, 2037	3,684,234	4,169,079
IFB Ser. 07-W7, Class 1A4, 36.353s, 2037	2,187,234	2,515,319
IFB Ser. 06-104, Class GS, 32.167s, 2036	1,580,505	1,931,346
IFB Ser. 06-60, Class TK, 26.715s, 2036	1,732,577	2,063,560
IFB Ser. 05-115, Class NQ, 23.17s, 2036	1,267,834	1,404,152
IFB Ser. 05-74, Class CP, 23.022s, 2035	2,469,160	2,639,877
IFB Ser. 06-8, Class WK, 22.839s, 2036	5,707,536	6,459,047
IFB Ser. 05-99, Class SA, 22.839s, 2035	2,885,135	3,292,533
IFB Ser. 06-60, Class CS, 22.362s, 2036	2,336,323	2,581,868
IFB Ser. 05-95, Class OP, 18.9s, 2035	1,820,743	1,787,062
IFB Ser. 05-74, Class CS, 18.724s, 2035	2,815,408	3,101,307
IFB Ser. 05-95, Class CP, 18.456s, 2035	388,397	387,844
IFB Ser. 05-114, Class SP, 18.284s, 2036	1,586,768	1,662,013
IFB Ser. 05-83, Class QP, 16.169s, 2034	1,009,683	1,052,641
IFB Ser. 07-W6, Class 6A2, IO, 7.329s, 2037	3,816,033	333,903
IFB Ser. 06-90, Class SE, IO, 7.329s, 2036	8,427,986	811,683
IFB Ser. 04-51, Class XP, IO, 7.229s, 2034	8,469,676	627,616
IFB Ser. 03-66, Class SA, IO, 7.179s, 2033	5,189,389	424,404
IFB Ser. 08-7, Class SA, IO, 7.079s, 2038	20,715,195	2,122,292
IFB Ser. 07-W6, Class 5A2, IO, 6.819s, 2037	5,359,292	418,561
IFB Ser. 07-W2, Class 3A2, IO, 6.809s, 2037	5,315,448	415,137
IFB Ser. 06-115, Class BI, IO, 6.789s, 2036	5,319,629	454,552
IFB Ser. 05-113, Class AI, IO, 6.759s, 2036	2,655,835	239,921
IFB Ser. 05-113, Class DI, IO, 6.759s, 2036	153,983	12,388
IFB Ser. 08-36, Class YI, IO, 6.729s, 2036	9,118,328	761,408
IFB Ser. 06-60, Class SI, IO, 6.679s, 2036	5,919,993	506,751
IFB Ser. 06-60, Class UI, IO, 6.679s, 2036	2,406,001	213,577
IFB Ser. 04-24, Class CS, IO, 6.679s, 2034	1,865,941	177,133
IFB Ser. 04-12, Class WS, IO, 6.679s, 2033	2,747,451	245,147
IFB Ser. 07-W7, Class 3A2, IO, 6.659s, 2037	7,539,209	834,967
IFB Ser. 06-60, Class DI, IO, 6.599s, 2035	6,060,916	473,358
IFB Ser. 03-130, Class BS, IO, 6.579s, 2033	12,284,680	951,326
IFB Ser. 03-34, Class WS, IO, 6.529s, 2029	11,676,847	844,131
IFB Ser. 08-10, Class LI, IO, 6.509s, 2038	11,770,259	978,109
IFB Ser. 05-42, Class SA, IO, 6.329s, 2035	5,256,203	439,523
IFB Ser. 07-39, Class LI, IO, 6.299s, 2037	6,399,412	615,431
IFB Ser. 07-23, Class SI, IO, 6.299s, 2037	1,544,523	116,856
IFB Ser. 07-54, Class CI, IO, 6.289s, 2037	5,575,898	438,288
IFB Ser. 07-39, Class PI, IO, 6.289s, 2037	3,561,255	264,127
IFB Ser. 07-30, Class WI, IO, 6.289s, 2037	28,801,812	2,160,712
IFB Ser. 07-28, Class SE, IO, 6.279s, 2037	966,774	75,234
IFB Ser. 07-22, Class S, IO, 6.279s, 2037	16,083,212	1,296,307
IFB Ser. 06-128, Class SH, IO, 6.279s, 2037	4,008,786	308,333
IFB Ser. 06-56, Class SM, IO, 6.279s, 2036	4,354,570	340,166
IFB Ser. 05-90, Class SP, IO, 6.279s, 2035	2,619,123	218,252
IFB Ser. 05-12, Class SC, IO, 6.279s, 2035	3,277,782	324,496
IFB Ser. 05-45, Class PL, IO, 6.279s, 2034	5,382,406	415,366
IFB Ser. 07-W5, Class 2A2, IO, 6.269s, 2037	1,751,530	144,501
IFB Ser. 07-30, Class IE, IO, 6.269s, 2037	10,928,517	1,124,708
IFB Ser. 06-123, Class CI, IO, 6.269s, 2037	10,417,275	806,214
IFB Ser. 06-123, Class UI, IO, 6.269s, 2037	10,064,072	805,126
IFB Ser. 07-15, Class BI, IO, 6.229s, 2037	16,670,051	1,318,534
IFB Ser. 06-126, Class CS, IO, 6.229s, 2037	8,778,695	661,914
IFB Ser. 06-16, Class SM, IO, 6.229s, 2036	10,030,280	849,856
IFB Ser. 05-95, Class CI, IO, 6.229s, 2035	6,574,902	597,659
IFB Ser. 05-84, Class SG, IO, 6.229s, 2035	10,270,872	853,509
IFB Ser. 05-57, Class NI, IO, 6.229s, 2035	2,128,099	194,369
IFB Ser. 05-29, Class SX, IO, 6.229s, 2035	5,835,103	486,609
IFB Ser. 05-57, Class DI, IO, 6.229s, 2035	4,535,513	348,781
IFB Ser. 05-7, Class SC, IO, 6.229s, 2035	6,252,365	418,877
IFB Ser. 04-92, Class S, IO, 6.229s, 2034	15,675,641	1,224,268
IFB Ser. 06-104, Class EI, IO, 6.219s, 2036	5,995,489	606,763
IFB Ser. 05-83, Class QI, IO, 6.219s, 2035	1,783,915	174,618
IFB Ser. 06-128, Class GS, IO, 6.209s, 2037	6,287,786	482,833
IFB Ser. 06-114, Class IS, IO, 6.179s, 2036	4,354,587	327,887
IFB Ser. 06-116, Class ES, IO, 6.179s, 2036	780,285	60,677
IFB Ser. 04-92, Class SQ, IO, 6.179s, 2034	6,477,720	560,588
IFB Ser. 06-115, Class IE, IO, 6.169s, 2036	3,396,541	325,238
IFB Ser. 06-117, Class SA, IO, 6.169s, 2036	5,015,506	380,607
IFB Ser. 06-121, Class SD, IO, 6.169s, 2036	604,132	45,672
IFB Ser. 06-109, Class SG, IO, 6.159s, 2036	1,427,555	113,348
IFB Ser. 06-104, Class SY, IO, 6.149s, 2036	1,276,076	98,065
IFB Ser. 06-109, Class SH, IO, 6.149s, 2036	4,743,424	417,858
IFB Ser. 06-111, Class SA, IO, 6.149s, 2036	30,292,921	2,317,196
IFB Ser. 07-W6, Class 4A2, IO, 6.129s, 2037	24,297,845	1,868,504
IFB Ser. 06-128, Class SC, IO, 6.129s, 2037	5,289,391	403,046

IFB Ser. 06-43, Class SI, IO, 6.129s, 2036	11,662,855	895,101
IFB Ser. 06-8, Class JH, IO, 6.129s, 2036	16,664,941	1,303,532
IFB Ser. 05-122, Class SG, IO, 6.129s, 2035	5,071,478	503,040
IFB Ser. 05-57, Class MS, IO, 6.129s, 2035	4,610,101	332,593
IFB Ser. 05-95, Class OI, IO, 6.119s, 2035	1,015,800	120,013
IFB Ser. 06-92, Class LI, IO, 6.109s, 2036	5,013,746	375,615
IFB Ser. 06-99, Class AS, IO, 6.109s, 2036	1,512,728	120,111
IFB Ser. 06-98, Class SQ, IO, 6.099s, 2036	11,485,353	868,293
IFB Ser. 06-85, Class TS, IO, 6.089s, 2036	11,937,308	918,361
IFB Ser. 07-75, Class PI, IO, 6.069s, 2037	6,723,318	524,311
IFB Ser. 07-88, Class MI, IO, 6.049s, 2037	2,616,105	319,275
IFB Ser. 07-103, Class AI, IO, 6.029s, 2037	24,095,730	1,710,315
IFB Ser. 07-15, Class NI, IO, 6.029s, 2022	10,178,831	744,073
IFB Ser. 07-106, Class SM, IO, 5.989s, 2037	14,522,299	1,115,240
IFB Ser. 08-3, Class SC, IO, 5.979s, 2038	38,889,416	3,647,402
IFB Ser. 07-109, Class XI, IO, 5.979s, 2037	4,125,210	365,597
IFB Ser. 07-109, Class YI, IO, 5.979s, 2037	5,188,034	394,514
IFB Ser. 07-W8, Class 2A2, IO, 5.979s, 2037	10,180,886	709,323
IFB Ser. 07-88, Class JI, IO, 5.979s, 2037	8,179,924	612,406
IFB Ser. 06-79, Class SH, IO, 5.979s, 2036	8,713,586	911,151
IFB Ser. 07-54, Class KI, IO, 5.969s, 2037	2,702,562	190,715
IFB Ser. 07-30, Class JS, IO, 5.969s, 2037	9,744,138	761,017
IFB Ser. 07-30, Class LI, IO, 5.969s, 2037	8,841,665	751,984
IFB Ser. 07-W2, Class 1A2, IO, 5.959s, 2037	4,764,138	329,683
IFB Ser. 07-106, Class SN, IO, 5.939s, 2037	5,997,888	453,003
IFB Ser. 07-54, Class IA, IO, 5.939s, 2037	4,899,555	357,756
IFB Ser. 07-54, Class IB, IO, 5.939s, 2037	4,899,555	357,756
IFB Ser. 07-54, Class IC, IO, 5.939s, 2037	4,899,555	357,756
IFB Ser. 07-54, Class ID, IO, 5.939s, 2037	4,899,555	357,756
IFB Ser. 07-54, Class IE, IO, 5.939s, 2037	4,899,555	357,756
IFB Ser. 07-54, Class IF, IO, 5.939s, 2037	7,760,452	657,233
IFB Ser. 07-54, Class NI, IO, 5.939s, 2037	4,781,980	342,330
IFB Ser. 07-54, Class UI, IO, 5.939s, 2037	7,230,848	360,458
IFB Ser. 07-91, Class AS, IO, 5.929s, 2037	4,165,689	320,341
IFB Ser. 07-91, Class HS, IO, 5.929s, 2037	4,261,562	349,082
IFB Ser. 07-15, Class CI, IO, 5.909s, 2037	18,753,924	1,360,635
IFB Ser. 06-115, Class JI, IO, 5.909s, 2036	13,599,417	1,062,114
IFB Ser. 07-109, Class PI, IO, 5.879s, 2037	6,578,669	467,571
IFB Ser. 06-123, Class LI, IO, 5.849s, 2037	9,386,961	709,560
IFB Ser. 08-1, Class NI, IO, 5.779s, 2037	10,874,801	727,524
IFB Ser. 08-10, Class GI, IO, 5.759s, 2038	7,929,848	480,389
IFB Ser. 08-13, Class SA, IO, 5.749s, 2038	24,103,282	1,784,270
IFB Ser. 07-39, Class AI, IO, 5.649s, 2037	8,602,399	646,040
IFB Ser. 07-32, Class SD, IO, 5.639s, 2037	5,722,249	442,804
IFB Ser. 07-30, Class UI, IO, 5.629s, 2037	4,762,052	321,411
IFB Ser. 07-32, Class SC, IO, 5.629s, 2037	8,172,157	562,776
IFB Ser. 07-1, Class CI, IO, 5.629s, 2037	5,473,210	372,260
IFB Ser. 05-74, Class SE, IO, 5.629s, 2035	3,571,828	243,291
IFB Ser. 05-92, Class US, IO, 5.629s, 2025	13,969,391	916,392
IFB Ser. 05-14, Class SE, IO, 5.579s, 2035	5,268,366	353,771
IFB Ser. 08-1, Class BI, IO, 5.439s, 2038	21,215,921	1,352,409
IFB Ser. 07-75, Class ID, IO, 5.399s, 2037	7,127,097	473,489
Ser. 383, Class 90, IO, 8s, 2037	274,664	30,836
Ser. 383, Class 91, IO, 8s, 2037	219,043	26,204
Ser. 386, Class 26, IO, 7 1/2s, 2038	555,515	55,765
Ser. 386, Class 27, IO, 7 1/2s, 2037	327,469	33,366
Ser. 386, Class 28, IO, 7 1/2s, 2037	319,388	31,683
Ser. 383, Class 88, IO, 7 1/2s, 2037	598,840	63,202
Ser. 383, Class 89, IO, 7 1/2s, 2037	465,992	61,122
Ser. 383, Class 87, IO, 7 1/2s, 2037	741,533	74,152
Ser. 386, Class 24, IO, 7s, 2038	479,008	45,950
Ser. 386, Class 25, IO, 7s, 2038	510,885	48,459
Ser. 386, Class 22, IO, 7s, 2038	658,493	90,521
Ser. 386, Class 21, IO, 7s, 2037	745,826	69,948
Ser. 386, Class 23, IO, 7s, 2037	731,793	70,391
Ser. 383, Class 84, IO, 7s, 2037	684,038	98,441
Ser. 383, Class 85, IO, 7s, 2037	436,491	63,253
Ser. 383, Class 86, IO, 7s, 2037	343,685	44,550
Ser. 383, Class 79, IO, 7s, 2037	687,857	96,872
Ser. 383, Class 80, IO, 7s, 2037	1,522,638	129,424
Ser. 383, Class 81, IO, 7s, 2037	833,743	114,804
Ser. 383, Class 82, IO, 7s, 2037	821,191	117,099
Ser. 383, Class 83, IO, 7s, 2037	698,440	99,960
Ser. 386, Class 14, IO, 6 1/2s, 2038	6,022,709	511,930
Ser. 386, Class 19, IO, 6 1/2s, 2038	709,094	67,536
Ser. 386, Class 17, IO, 6 1/2s, 2037	1,093,568	92,953
Ser. 386, Class 16, IO, 6 1/2s, 2037	754,291	80,134

Ser. 383, Class 60, IO, 6 1/2s, 2037	3,472,585	329,896
Ser. 383, Class 62, IO, 6 1/2s, 2037	971,009	88,880
Ser. 383, Class 69, IO, 6 1/2s, 2037	551,852	70,883
Ser. 383, Class 63, IO, 6 1/2s, 2037	757,503	75,469
Ser. 383, Class 64, IO, 6 1/2s, 2037	1,396,059	129,135
Ser. 383, Class 67, IO, 6 1/2s, 2037	741,241	80,725
Ser. 383, Class 68, IO, 6 1/2s, 2037	358,306	37,059
Ser. 383, Class 58, IO, 6 1/2s, 2037	1,609,461	134,873
Ser. 383, Class 59, IO, 6 1/2s, 2037	1,025,643	93,774
Ser. 383, Class 61, IO, 6 1/2s, 2037	811,155	84,859
Ser. 383, Class 65, IO, 6 1/2s, 2037	971,448	100,152
Ser. 383, Class 66, IO, 6 1/2s, 2037	990,943	96,333
Ser. 383, Class 72, IO, 6 1/2s, 2037	3,885,402	330,259
Ser. 383, Class 77, IO, 6 1/2s, 2037	586,999	64,509
Ser. 383, Class 78, IO, 6 1/2s, 2037	601,623	78,618
Ser. 383, Class 73, IO, 6 1/2s, 2037	1,331,714	113,196
Ser. 383, Class 76, IO, 6 1/2s, 2037	806,775	81,261
Ser. 383, Class 70, IO, 6 1/2s, 2037	2,037,413	173,180
Ser. 383, Class 74, IO, 6 1/2s, 2037	1,098,566	93,378
Ser. 383, Class 71, IO, 6 1/2s, 2036	862,772	90,242
Ser. 383, Class 75, IO, 6 1/2s, 2036	696,335	64,308
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036	117,836	8,696
Ser. 383, Class 101, IO, 6 1/2s, 2022	320,734	29,174
Ser. 383, Class 102, IO, 6 1/2s, 2022	194,464	15,995
Ser. 389, Class 6, IO, 6s, 2038	968,412	82,315
Ser. 08-76, Class JI, IO, 6s, 2038	6,714,887	621,127
Ser. 386, Class 10, IO, 6s, 2038	533,489	55,006
Ser. 386, Class 11, IO, 6s, 2038	356,133	45,800
Ser. 383, Class 41, IO, 6s, 2038	5,893,559	500,952
Ser. 383, Class 42, IO, 6s, 2038	4,262,138	362,282
Ser. 383, Class 43, IO, 6s, 2038	3,849,534	327,210
Ser. 383, Class 44, IO, 6s, 2038	3,515,864	298,848
Ser. 383, Class 45, IO, 6s, 2038	2,712,362	230,551
Ser. 383, Class 46, IO, 6s, 2038	2,355,458	200,214
Ser. 383, Class 47, IO, 6s, 2038	2,084,020	177,142
Ser. 383, Class 48, IO, 6s, 2038	1,871,173	173,084
Ser. 383, Class 52, IO, 6s, 2038	759,674	76,737
Ser. 386, Class 9, IO, 6s, 2038	3,370,675	286,507
Ser. 383, Class 28, IO, 6s, 2038	7,068,732	653,858
Ser. 383, Class 29, IO, 6s, 2038	5,993,605	554,408
Ser. 383, Class 30, IO, 6s, 2038	4,693,228	434,124
Ser. 383, Class 31, IO, 6s, 2038	4,138,986	382,856
Ser. 383, Class 32, IO, 6s, 2038	3,213,321	297,232
Ser. 383, Class 33, IO, 6s, 2038	2,746,480	254,049
Ser. 383, Class 37, IO, 6s, 2038	1,068,439	98,641
Ser. 386, Class 7, IO, 6s, 2038	4,148,329	378,328
Ser. 383, Class 34, IO, 6s, 2037	1,110,815	102,750
Ser. 383, Class 35, IO, 6s, 2037	916,828	85,171
Ser. 383, Class 36, IO, 6s, 2037	720,520	70,796
Ser. 383, Class 38, IO, 6s, 2037	453,518	41,913
Ser. 383, Class 50, IO, 6s, 2037	1,276,525	108,505
Ser. 386, Class 6, IO, 6s, 2037	1,987,742	166,573
Ser. 383, Class 39, IO, 6s, 2037	304,115	38,002
Ser. 383, Class 49, IO, 6s, 2037	961,044	96,207
Ser. 383, Class 51, IO, 6s, 2037	990,050	98,936
Ser. 383, Class 53, IO, 6s, 2037	367,462	36,859
Ser. 383, Class 54, IO, 6s, 2037	238,667	23,905
Ser. 383, Class 55, IO, 6s, 2037	199,380	19,005
Ser. 383, Class 56, IO, 6s, 2037	115,646	11,552
Ser. 383, Class 57, IO, 6s, 2037	605,875	77,966
Ser. 383, Class 100, IO, 6s, 2022	332,623	25,662
Ser. 383, Class 98, IO, 6s, 2022	1,026,514	90,108
Ser. 383, Class 99, IO, 6s, 2022	450,892	38,657
Ser. 383, Class 18, IO, 5 1/2s, 2038	3,736,602	354,977
Ser. 383, Class 19, IO, 5 1/2s, 2038	3,409,680	323,920
Ser. 383, Class 25, IO, 5 1/2s, 2038	581,511	56,690
Ser. 386, Class 4, IO, 5 1/2s, 2037	843,676	99,540
Ser. 386, Class 5, IO, 5 1/2s, 2037	538,232	68,959
Ser. 383, Class 15, IO, 5 1/2s, 2037	516,853	56,223
Ser. 383, Class 16, IO, 5 1/2s, 2037	225,318	30,732
Ser. 383, Class 4, IO, 5 1/2s, 2037	5,218,703	495,777
Ser. 383, Class 5, IO, 5 1/2s, 2037	3,313,037	314,738
Ser. 383, Class 6, IO, 5 1/2s, 2037	2,976,661	282,783
Ser. 383, Class 7, IO, 5 1/2s, 2037	2,933,798	278,711
Ser. 383, Class 8, IO, 5 1/2s, 2037	1,193,283	113,362
Ser. 383, Class 9, IO, 5 1/2s, 2037	1,138,207	108,130
Ser. 383, Class 20, IO, 5 1/2s, 2037	2,114,346	206,149

Ser. 383, Class 21, IO, 5 1/2s, 2037	1,999,047	194,907
Ser. 383, Class 22, IO, 5 1/2s, 2037	1,353,365	131,953
Ser. 383, Class 23, IO, 5 1/2s, 2037	1,220,815	119,029
Ser. 383, Class 24, IO, 5 1/2s, 2037	851,595	86,934
Ser. 383, Class 26, IO, 5 1/2s, 2037	628,899	70,127
Ser. 383, Class 27, IO, 5 1/2s, 2037	183,661	24,944
Ser. 383, Class 95, IO, 5 1/2s, 2022	1,637,640	126,917
Ser. 383, Class 97, IO, 5 1/2s, 2022	687,992	52,652
Ser. 383, Class 94, IO, 5 1/2s, 2022	829,022	88,563
Ser. 383, Class 96, IO, 5 1/2s, 2022	891,257	73,807
Ser. 386, Class 1, IO, 5s, 2037	156,158	23,767
Ser. 386, Class 2, IO, 5s, 2037	124,850	18,492
Ser. 383, Class 2, IO, 5s, 2037	562,221	79,000
Ser. 383, Class 92, IO, 5s, 2022	718,988	75,554
Ser. 383, Class 93, IO, 5s, 2022	392,899	30,288
Ser. 03-W10, Class 3, IO, 1.934s, 2043	928,132	37,827
Ser. 03-W17, Class 12, IO, 1.148s, 2033	16,593,675	441,241
Ser. 01-T1, Class 1, IO, 0.805s, 2040	890,880	11,052
Ser. 00-T6, IO, 0.769s, 2030	14,655,217	287,861
Ser. 03-W10, Class 3A, IO, 0.661s, 2043	30,559,029	285,470
Ser. 03-W10, Class 1A, IO, 0.618s, 2043	25,276,448	194,677
Ser. 02-T18, IO, 0.513s, 2042	44,190,776	543,467
Ser. 02-W8, Class 1, IO, 0.348s, 2042	22,384,961	132,221
Ser. 06-56, Class XF, zero %, 2036	364,525	344,214
Ser. 99-51, Class N, PO, zero %, 2029	318,343	265,995
Ser. 07-15, Class IM, IO, zero %, 2009	4,623,558	3,472
Ser. 07-16, Class TS, IO, zero %, 2009	19,405,872	15,732
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.629s, 2043	2,992,792	389,063
Ser. T-57, Class 1AX, IO, 0.45s, 2043	13,084,448	119,604
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.314s, 2020	27,169,895	664,576
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
8.012s, 2039	2,245,215	2,222,762
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	3,121,100	310,337
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	1,408,000	633,600
Freddie Mac
FRB Ser. 3345, Class TY, zero %, 2037	811,847	804,999
FRB Ser. 3326, Class XF, zero %, 2037	957,385	891,988
FRB Ser. 3273, Class HF, zero %, 2037	161,576	155,571
FRB Ser. 3235, Class TP, zero %, 2036	225,099	214,675
FRB Ser. 3283, Class KF, zero %, 2036	326,184	325,839
FRB Ser. 3226, Class YW, zero %, 2036	1,386,729	1,308,131
FRB Ser. 3332, Class UA, zero %, 2036	346,938	347,872
FRB Ser. 3251, Class TC, zero %, 2036	3,816,082	3,507,666
FRB Ser. 3130, Class JF, zero %, 2036	1,283,216	1,185,152
FRB Ser. 3326, Class WF, zero %, 2035	922,265	814,536
FRB Ser. 3030, Class EF, zero %, 2035	425,297	382,643
FRB Ser. 3412, Class UF, zero %, 2035	2,172,875	1,980,914
FRB Ser. 2980, Class TY, zero %, 2035	188,711	176,972
FRB Ser. 3112, Class XM, zero %, 2034	144,798	139,561
IFB Ser. 3182, Class SP, 23.82s, 2032	1,616,152	1,750,328
IFB Ser. 3081, Class DC, 23.782s, 2035	2,263,960	2,593,427
IFB Ser. 3211, Class SI, IO, 22.641s, 2036	1,833,220	773,454
IFB Ser. 3114, Class GK, 21.62s, 2036	1,435,780	1,668,968
IFB Ser. 2979, Class AS, 19.892s, 2034	1,059,862	1,155,803
IFB Ser. 3149, Class SU, 16.376s, 2036	1,731,449	1,841,292
IFB Ser. 3012, Class FS, 13.888s, 2035	2,082,211	2,142,054
IFB Ser. 246, Class S54, IO, 7.405s, 2037	25,233,516	2,751,927
IFB Ser. 2828, Class GI, IO, 6.305s, 2034	383,729	43,144
IFB Ser. 3184, Class SP, IO, 6.155s, 2033	8,655,287	700,265
IFB Ser. 2869, Class JS, IO, 6.055s, 2034	807,742	51,115
IFB Ser. 239, IO, 6.005s, 2036	7,901,326	464,993
IFB Ser. 2882, Class LS, IO, 6.005s, 2034	3,939,996	322,473
IFB Ser. 3203, Class SH, IO, 5.945s, 2036	4,937,121	408,670
IFB Ser. 2594, Class SE, IO, 5.855s, 2030	1,451,186	85,916
IFB Ser. 2828, Class TI, IO, 5.855s, 2030	3,146,784	255,014
IFB Ser. 3397, Class GS, IO, 5.805s, 2037	3,886,322	330,780
IFB Ser. 3297, Class BI, IO, 5.565s, 2037	15,550,823	1,222,528
IFB Ser. 3287, Class SD, IO, 5.555s, 2037	4,662,388	362,962
IFB Ser. 3281, Class BI, IO, 5.555s, 2037	2,710,307	226,427
IFB Ser. 3281, Class CI, IO, 5.555s, 2037	3,910,451	320,485
IFB Ser. 3249, Class SI, IO, 5.555s, 2036	2,606,187	283,938
IFB Ser. 3028, Class ES, IO, 5.555s, 2035	10,577,260	895,577

IFB Ser. 3042, Class SP, IO, 5.555s, 2035	4,533,965	433,865
IFB Ser. 2990, Class TS, IO, 5.555s, 2035	5,401,922	368,306
IFB Ser. 3045, Class DI, IO, 5.535s, 2035	28,343,659	2,080,311
IFB Ser. 3236, Class ES, IO, 5.505s, 2036	457,442	37,680
IFB Ser. 3136, Class NS, IO, 5.505s, 2036	3,390,701	267,815
IFB Ser. 2950, Class SM, IO, 5.505s, 2016	2,018,469	182,743
IFB Ser. 3256, Class S, IO, 5.495s, 2036	9,653,636	802,217
IFB Ser. 3031, Class BI, IO, 5.495s, 2035	3,770,969	348,270
IFB Ser. 3370, Class TS, IO, 5.475s, 2037	16,057,987	1,381,238
IFB Ser. 3244, Class SB, IO, 5.465s, 2036	3,942,191	333,446
IFB Ser. 3244, Class SG, IO, 5.465s, 2036	4,598,169	352,211
IFB Ser. 3236, Class IS, IO, 5.455s, 2036	8,001,786	600,134
IFB Ser. 3033, Class SG, IO, 5.455s, 2035	3,649,764	302,592
IFB Ser. 3114, Class TS, IO, 5.455s, 2030	21,951,379	1,753,344
IFB Ser. 3128, Class JI, IO, 5.435s, 2036	1,562,725	125,956
IFB Ser. 3240, Class S, IO, 5.425s, 2036	15,638,603	1,133,674
IFB Ser. 3229, Class BI, IO, 5.425s, 2036	491,732	36,763
IFB Ser. 3153, Class JI, IO, 5.425s, 2036	7,158,896	523,315
IFB Ser. 3065, Class DI, IO, 5.425s, 2035	2,627,442	234,019
IFB Ser. 3145, Class GI, IO, 5.405s, 2036	1,282,981	106,616
IFB Ser. 3218, Class AS, IO, 5.385s, 2036	5,036,414	361,353
IFB Ser. 3221, Class SI, IO, 5.385s, 2036	6,222,071	448,263
IFB Ser. 2852, Class VS, IO, 5.377s, 2034	355,158	26,782
IFB Ser. 3424, Class XI, IO, 5 3/8s, 2036	10,296,053	849,135
IFB Ser. 3202, Class PI, IO, 5.345s, 2036	17,335,339	1,270,455
IFB Ser. 3355, Class MI, IO, 5.305s, 2037	4,423,171	333,268
IFB Ser. 3201, Class SG, IO, 5.305s, 2036	7,952,021	728,882
IFB Ser. 3203, Class SE, IO, 5.305s, 2036	7,120,519	619,272
IFB Ser. 3238, Class LI, IO, 5.295s, 2036	5,247,026	416,299
IFB Ser. 3171, Class PS, IO, 5.29s, 2036	6,443,556	511,618
IFB Ser. 3152, Class SY, IO, 5.285s, 2036	12,282,191	1,113,872
IFB Ser. 3366, Class SA, IO, 5.255s, 2037	9,654,344	721,228
IFB Ser. 3284, Class BI, IO, 5.255s, 2037	4,555,751	351,226
IFB Ser. 3260, Class SA, IO, 5.255s, 2037	4,461,529	295,157
IFB Ser. 3199, Class S, IO, 5.255s, 2036	10,314,631	820,116
IFB Ser. 3284, Class LI, IO, 5.245s, 2037	12,145,702	859,576
IFB Ser. 3281, Class AI, IO, 5.235s, 2037	19,057,707	1,561,398
IFB Ser. 3311, Class EI, IO, 5.215s, 2037	5,390,098	405,484
IFB Ser. 3311, Class IA, IO, 5.215s, 2037	7,645,623	646,973
IFB Ser. 3311, Class IB, IO, 5.215s, 2037	7,645,623	646,973
IFB Ser. 3311, Class IC, IO, 5.215s, 2037	7,645,623	646,973
IFB Ser. 3311, Class ID, IO, 5.215s, 2037	7,645,623	646,973
IFB Ser. 3311, Class IE, IO, 5.215s, 2037	11,619,368	983,231
IFB Ser. 3311, Class PI, IO, 5.215s, 2037	7,003,396	530,130
IFB Ser. 3382, Class SI, IO, 5.205s, 2037	15,414,408	1,161,229
IFB Ser. 3375, Class MS, IO, 5.205s, 2037	25,979,206	1,935,035
IFB Ser. 3240, Class GS, IO, 5.185s, 2036	9,798,562	783,689
IFB Ser. 3257, Class SI, IO, 5 1/8s, 2036	4,100,931	307,433
IFB Ser. 3225, Class JY, IO, 5.095s, 2036	17,912,255	1,222,010
IFB Ser. 3416, Class BI, IO, 5.055s, 2038	20,459,292	1,515,563
IFB Ser. 2967, Class SA, IO, 4.955s, 2035	5,959,331	488,942
IFB Ser. 3339, Class TI, IO, 4.945s, 2037	10,927,801	849,746
IFB Ser. 3284, Class CI, IO, 4.925s, 2037	20,453,105	1,373,406
IFB Ser. 3016, Class SQ, IO, 4.915s, 2035	6,287,593	348,320
IFB Ser. 3397, Class SQ, IO, 4.775s, 2037	14,898,319	998,217
IFB Ser. 3226, Class YS, IO, 4.655s, 2036	15,592,273	330,665
IFB Ser. 3424, Class UI, IO, 4.565s, 2037	7,173,307	441,780
Ser. 3292, Class DO, PO, zero %, 2037	504,364	458,641
Ser. 3292, Class OA, PO, zero %, 2037	531,809	420,820
Ser. 3226, Class YI, IO, zero %, 2036	15,592,273	80,051
Ser. 3139, Class CO, PO, zero %, 2036	874,635	794,686
Ser. 1208, Class F, PO, zero %, 2022	310,030	276,359
GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 00-1, Class F, 7.513s, 2033	1,354,000	963,628
Ser. 00-1, Class G, 6.131s, 2033	4,588,975	917,795
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	4,134,628	1,240,388
Government National Mortgage Association
FRB Ser. 07-40, Class GS, 37.035s, 2037	189,232	231,794
FRB Ser. 07-45, Class SA, 36.795s, 2037	163,681	202,007
FRB Ser. 07-45, Class SB, 36.555s, 2037	163,681	201,549
FRB Ser. 07-71, Class TA, zero %, 2037	1,233,238	1,185,160
FRB Ser. 07-71, Class UC, zero %, 2037	176,284	178,775
FRB Ser. 07-73, Class KI, IO, zero %, 2037	2,304,613	6,766
FRB Ser. 07-73, Class KM, zero %, 2037	230,827	168,397
FRB Ser. 07-61, Class YC, zero %, 2037	2,313,970	2,201,766
FRB Ser. 98-2, Class EA, PO, zero %, 2028	278,770	230,412

IFB Ser. 07-41, Class SA, 37.155s, 2037	488,197	606,603
IFB Ser. 07-51, Class SP, 36.435s, 2037	411,647	505,058
IFB Ser. 05-66, Class SP, 17.367s, 2035	2,104,590	2,180,742
IFB Ser. 08-29, Class SA, IO, 7.273s, 2038	29,065,913	2,167,794
IFB Ser. 07-2, Class SA, IO, 6.873s, 2037	724,002	52,397
IFB Ser. 06-69, Class SI, IO, 6.873s, 2036	6,029,327	446,947
IFB Ser. 06-61, Class SM, IO, 6.873s, 2036	9,869,141	729,987
IFB Ser. 06-62, Class SI, IO, 6.873s, 2036	5,178,694	359,386
IFB Ser. 07-1, Class SL, IO, 6.853s, 2037	2,245,744	163,343
IFB Ser. 07-1, Class SM, IO, 6.843s, 2037	2,231,165	161,999
IFB Ser. 06-62, Class SA, IO, 6.833s, 2036	7,009,067	506,060
IFB Ser. 06-64, Class SB, IO, 6.833s, 2036	7,242,523	549,042
IFB Ser. 05-68, Class PU, IO, 6.793s, 2032	5,213,934	513,001
IFB Ser. 08-42, Class AI, IO, 6.65s, 2038	34,542,937	3,193,702
IFB Ser. 07-49, Class NY, IO, 6.593s, 2035	20,731,038	1,463,964
IFB Ser. 07-26, Class SG, IO, 6.343s, 2037	7,610,423	467,661
IFB Ser. 07-9, Class BI, IO, 6.313s, 2037	13,842,942	883,041
IFB Ser. 07-31, Class CI, IO, 6.303s, 2037	4,206,238	288,985
IFB Ser. 07-25, Class SA, IO, 6.293s, 2037	5,240,693	339,052
IFB Ser. 07-25, Class SB, IO, 6.293s, 2037	10,289,886	650,732
IFB Ser. 07-22, Class S, IO, 6.293s, 2037	4,311,521	333,350
IFB Ser. 07-11, Class SA, IO, 6.293s, 2037	4,015,898	294,177
IFB Ser. 07-14, Class SB, IO, 6.293s, 2037	3,857,575	240,975
IFB Ser. 06-69, Class SA, IO, 6.293s, 2036	11,521,913	822,362
IFB Ser. 05-84, Class AS, IO, 6.293s, 2035	12,325,852	1,008,216
IFB Ser. 07-40, Class SB, IO, 6.243s, 2037	11,692,317	743,924
IFB Ser. 07-40, Class SC, IO, 6.243s, 2037	592,885	37,722
IFB Ser. 07-40, Class SD, IO, 6.243s, 2037	592,885	37,722
IFB Ser. 07-40, Class SE, IO, 6.243s, 2037	592,885	37,722
IFB Ser. 07-42, Class SB, IO, 6.243s, 2037	1,149,531	70,938
IFB Ser. 07-42, Class SC, IO, 6.243s, 2037	1,151,893	71,083
IFB Ser. 07-51, Class SJ, IO, 6.243s, 2037	5,144,814	393,218
IFB Ser. 07-53, Class SY, IO, 6.228s, 2037	11,204,339	864,997
IFB Ser. 04-59, Class SH, IO, 6.21s, 2034	2,264,687	222,560
IFB Ser. 07-58, Class PS, IO, 6.193s, 2037	3,398,735	253,600
IFB Ser. 07-41, Class SM, IO, 6.193s, 2037	3,322,771	217,974
IFB Ser. 07-41, Class SN, IO, 6.193s, 2037	3,387,768	222,238
IFB Ser. 04-88, Class S, IO, 6.193s, 2032	6,490,970	412,943
IFB Ser. 07-40, Class SG, IO, 6.173s, 2037	1,316,883	80,356
IFB Ser. 07-59, Class PS, IO, 6.163s, 2037	4,047,374	290,112
IFB Ser. 07-59, Class SP, IO, 6.163s, 2037	496,528	36,152
IFB Ser. 04-59, Class SC, IO, 6.16s, 2034	3,157,987	272,102
IFB Ser. 04-26, Class IS, IO, 6.16s, 2034	5,450,369	433,819
IFB Ser. 06-38, Class SG, IO, 6.143s, 2033	15,521,325	831,633
IFB Ser. 07-45, Class QA, IO, 6.133s, 2037	1,154,825	67,095
IFB Ser. 07-53, Class SG, IO, 6.093s, 2037	2,878,771	188,536
IFB Ser. 07-45, Class QB, IO, 6.093s, 2037	1,154,825	66,402
IFB Ser. 07-51, Class SG, IO, 6.073s, 2037	24,195,121	1,596,409
IFB Ser. 07-47, Class SA, IO, 6.06s, 2036	6,415,748	591,005
IFB Ser. 08-3, Class SA, IO, 6.043s, 2038	9,136,872	514,589
IFB Ser. 07-79, Class SY, IO, 6.043s, 2037	18,500,845	1,167,403
IFB Ser. 07-64, Class AI, IO, 6.043s, 2037	1,899,615	110,406
IFB Ser. 07-53, Class ES, IO, 6.043s, 2037	4,088,409	242,468
IFB Ser. 08-2, Class SB, IO, 6.013s, 2038	23,314,947	1,370,616
IFB Ser. 07-10, Class SB, IO, 6.013s, 2037	33,127,735	1,904,182
IFB Ser. 08-4, Class SA, IO, 6.009s, 2038	56,626,706	3,310,171
IFB Ser. 07-9, Class DI, IO, 6.003s, 2037	6,977,281	450,462
IFB Ser. 07-57, Class QA, IO, 5.993s, 2037	10,875,348	557,362
IFB Ser. 07-58, Class SA, IO, 5.993s, 2037	5,147,104	303,309
IFB Ser. 07-58, Class SC, IO, 5.993s, 2037	7,724,942	422,477
IFB Ser. 07-59, Class SA, IO, 5.993s, 2037	29,523,506	1,649,183
IFB Ser. 07-61, Class SA, IO, 5.993s, 2037	5,537,746	285,637
IFB Ser. 07-53, Class SC, IO, 5.993s, 2037	4,517,904	251,918
IFB Ser. 07-59, Class SC, IO, 5.993s, 2037	1,590,076	96,120
IFB Ser. 08-34, Class SH, IO, 5.993s, 2037	10,191,409	781,566
IFB Ser. 06-26, Class S, IO, 5.993s, 2036	40,577,775	2,609,070
IFB Ser. 08-15, Class CI, IO, 5.983s, 2038	39,637,795	2,311,993
IFB Ser. 07-58, Class SD, IO, 5.983s, 2037	7,332,374	395,875
IFB Ser. 08-9, Class SK, IO, 5.973s, 2038	16,798,506	958,523
IFB Ser. 08-6, Class SC, IO, 5.968s, 2038	39,918,286	2,325,839
IFB Ser. 07-59, Class SD, IO, 5.963s, 2037	773,686	44,768
IFB Ser. 06-49, Class SA, IO, 5.953s, 2036	13,746,821	767,348
IFB Ser. 05-92, Class S, IO, 5.893s, 2032	27,268,204	1,674,438
IFB Ser. 07-35, Class NY, IO, 5.86s, 2035	7,865,460	722,584
IFB Ser. 05-65, Class SI, IO, 5.843s, 2035	7,629,072	469,188
IFB Ser. 06-7, Class SB, IO, 5.813s, 2036	1,376,261	82,764
IFB Ser. 08-15, Class PI, IO, 5.793s, 2035	3,584,577	314,419

IFB Ser. 06-16, Class SX, IO, 5.783s, 2036	14,388,002	840,979
IFB Ser. 07-26, Class SD, IO, 5.76s, 2037	7,660,549	464,229
IFB Ser. 07-17, Class IB, IO, 5.743s, 2037	3,941,688	300,790
IFB Ser. 06-14, Class S, IO, 5.743s, 2036	6,111,845	352,574
IFB Ser. 05-57, Class PS, IO, 5.743s, 2035	8,152,514	824,714
IFB Ser. 06-11, Class ST, IO, 5.733s, 2036	3,827,753	219,369
IFB Ser. 07-27, Class SD, IO, 5.693s, 2037	3,705,407	304,006
IFB Ser. 07-19, Class SJ, IO, 5.693s, 2037	6,419,393	362,169
IFB Ser. 07-23, Class ST, IO, 5.693s, 2037	8,201,755	448,841
IFB Ser. 07-9, Class CI, IO, 5.693s, 2037	9,055,685	467,273
IFB Ser. 07-7, Class EI, IO, 5.693s, 2037	4,117,846	232,354
IFB Ser. 07-7, Class JI, IO, 5.693s, 2037	11,190,555	587,504
IFB Ser. 07-1, Class S, IO, 5.693s, 2037	8,478,767	479,932
IFB Ser. 07-3, Class SA, IO, 5.693s, 2037	8,098,214	456,950
IFB Ser. 05-17, Class S, IO, 5.673s, 2035	7,359,783	441,366
IFB Ser. 04-17, Class QN, IO, 5.66s, 2034	2,882,371	321,942
IFB Ser. 07-48, Class SB, IO, 5.61s, 2037	6,096,556	381,736
IFB Ser. 05-3, Class SN, IO, 5.593s, 2035	19,712,458	1,433,773
IFB Ser. 07-74, Class SI, IO, 5.53s, 2037	7,630,687	395,346
IFB Ser. 07-17, Class AI, IO, 5.51s, 2037	18,526,175	1,402,209
IFB Ser. 07-73, Class MI, IO, 5.493s, 2037	3,173,134	163,074
IFB Ser. 04-41, Class SG, IO, 5.493s, 2034	19,221,933	1,065,616
IFB Ser. 07-78, Class SA, IO, 5.49s, 2037	30,989,963	2,053,178
IFB Ser. 08-2, Class SM, IO, 5.46s, 2038	18,798,766	1,231,733
IFB Ser. 07-9, Class AI, IO, 5.46s, 2037	8,589,727	559,320
IFB Ser. 08-40, Class SA, IO, 5.36s, 2038	56,642,424	3,979,130
IFB Ser. 05-71, Class SA, IO, 5.32s, 2035	13,717,507	989,526
IFB Ser. 07-25, Class KS, IO, 5.16s, 2037	8,858,841	711,719
IFB Ser. 07-21, Class S, IO, 5.16s, 2037	288,164	17,000
IFB Ser. 07-31, Class AI, IO, 5.14s, 2037	5,455,937	404,530
IFB Ser. 07-62, Class S, IO, 5.11s, 2037	8,527,128	494,744
IFB Ser. 07-43, Class SC, IO, 5.06s, 2037	7,119,088	430,142
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	2,950,663	272,936
Ser. 07-73, Class MO, PO, zero %, 2037	230,096	197,689
Ser. 99-31, Class MP, PO, zero %, 2029	29,615	25,164
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045	1,506,000	1,008,091
Ser. 06-GG6, Class A2, 5.506s, 2038	2,829,000	2,480,458
GSMPS Mortgage Loan Trust 144A Ser. 01-2, IO, 0.214s,
2032	1,090,170	4,480
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	391,080	7,822
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.129s, 2037	17,198,087	7,739,139
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.581s, 2037	1,698,105	1,148,144
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 6.281s, 2036	3,981,723	1,846,504
FRB Ser. 07-AR15, Class 1A1, 6.161s, 2037	6,969,980	2,997,091
FRB Ser. 07-AR9, Class 2A1, 5.921s, 2037	7,151,068	3,217,981
FRB Ser. 05-AR31, Class 3A1, 5.601s, 2036	13,596,199	7,205,985
FRB Ser. 07-AR11, Class 1A1, 5.584s, 2037	5,362,210	2,466,616
JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.939s, 2036	4,966,924	2,384,124
FRB Ser. 06-A6, Class 1A1, 0.631s, 2036	6,196,908	2,692,322
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.062s, 2051	2,318,000	1,005,498
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	8,677,000	5,746,649
FRB Ser. 07-LD11, Class A3, 5.819s, 2049	1,878,000	1,119,244
Ser. 07-CB20, Class A3, 5.863s, 2051	3,771,000	2,467,183
Ser. 08-C2, Class X, IO, 0.483s, 2051	261,461,767	3,425,149
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.074s, 2051	280,127,310	2,353,069
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	1,960,723	889,372
Ser. 98-C4, Class J, 5.6s, 2035	3,535,000	2,719,373
LB-UBS Commercial Mortgage Trust Ser. 07-C7, Class XW,
IO, 0.373s, 2045	273,264,407	3,861,007
LB-UBS Commercial Mortgage Trust 144A Ser. 07-C7,
Class XCL, IO, 0.092s, 2045	116,387,365	932,833
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 37.253s, 2037	3,059,046	3,257,884
IFB Ser. 07-5, Class 8A2, IO, 7.249s, 2036	5,273,203	429,758
IFB Ser. 07-4, Class 3A2, IO, 6.729s, 2037	4,546,646	356,460
IFB Ser. 06-5, Class 2A2, IO, 6.679s, 2036	10,243,440	755,454
IFB Ser. 07-2, Class 2A13, IO, 6.219s, 2037	8,138,665	605,313
IFB Ser. 06-9, Class 2A2, IO, 6.149s, 2037	9,704,224	734,050

IFB Ser. 06-7, Class 2A4, IO, 6.079s, 2036		17,142,526	1,220,976
IFB Ser. 06-7, Class 2A5, IO, 6.079s, 2036		16,113,246	1,147,666
IFB Ser. 06-6, Class 1A2, IO, 6.029s, 2036		6,795,157	475,661
IFB Ser. 06-6, Class 1A3, IO, 6.029s, 2036		9,839,465	688,763
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (Canada)		4,511,500	451,150
Ser. 04-1A, Class K, 5.45s, 2040 (Canada)		1,653,000	148,770
Ser. 04-1A, Class L, 5.45s, 2040 (Canada)		752,500	60,200
MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13,
Class 3A6, 3.788s, 2034		579,000	457,057
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036		4,412,738	2,373,226
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.124s, 2049		200,934,252	1,444,278
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.271s, 2035		847,007	626,785
Ser. 96-C2, Class JS, IO, 2.271s, 2028		6,087,520	213,489
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.829s, 2050		1,006,000	653,046
FRB Ser. 07-C1, Class A2, 5.725s, 2050		5,000,000	3,692,431
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 5.92s, 2049		1,827,000	1,189,256
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, 4.506s, 2017		11,172,961	1,640,191
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 7.795s, 2037		7,985,613	1,053,007
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043		2,439,000	2,034,858
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049		1,136,000	543,889
Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039		13,869,752	1,109,580
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.807s, 2035		6,608,467	3,568,572
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.094s, 2030		2,378,284	1,426,970
Ser. 97-MC2, Class X, IO, 1.73s, 2012		20,216	4
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
4.833s, 2033 (United Kingdom)		384,000	341,376
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		880,000	253,343
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO, 6.219s, 2037		18,611,777	1,256,295
Ser. 07-A5, Class 2A3, 6s, 2037		13,696,254	7,532,940
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 5.151s, 2038 (United Kingdom)	GBP	655,120	95,543
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		$1,580,000	1,121,663
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		1,339,000	736,450
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		1,590,000	810,900
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		1,438,000	704,620
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		1,371,000	562,110
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 06-9, Class 1A1, 5.691s, 2036		4,648,070	2,311,838
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.779s, 2037		19,336,316	1,305,201
Ser. 07-4, Class 1A4, IO, 1s, 2037		20,278,407	686,165
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 4.386s, 2037		20,807,085	1,248,425
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.166s, 2014 (Ireland)	GBP	1,094,530	1,185,225
FRB Ser. 05-CT1A, Class D, 6.988s, 2014 (Ireland)	GBP	2,491,896	1,631,130
URSUS EPC 144A
FRB Ser. 1-A, Class D, 6.938s, 2012 (Ireland)	GBP	1,476,350	1,291,866
Ser. 1-A, Class X1, IO, 4.925s, 2012 (Ireland)	GBP	5,000	57,038
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043		$11,512,000	8,604,548
Ser. 07-C34, IO, 0.356s, 2046		76,042,613	1,188,546
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 4.495s, 2018		3,292,000	1,975,200
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		56,259,987	615,372

Total collateralized mortgage obligations (cost $685,527,038)			$536,258,800

CORPORATE BONDS AND NOTES (27.0%)(a)

		Principal amount	Value

Basic materials (1.5%)
Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)	EUR	819,000	$851,658
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 6.399s, 2012		$1,195,000	388,375
Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 3.996s, 2013 (Netherlands)		885,000	446,925
Compass Minerals International, Inc. sr. disc. notes
Ser. B, 12s, 2013		856,000	858,140
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)		640,000	544,000
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		3,442,000	2,831,045
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		1,722,000	1,480,920
Georgia-Pacific Corp. debs. 9 1/2s, 2011		239,000	225,855
Georgia-Pacific Corp. notes 8 1/8s, 2011		230,000	216,200
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		2,431,000	2,455,310
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		339,000	96,615
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		3,981,000	2,129,835
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		1,114,000	473,450
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		951,000	760,800
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		574,000	470,680
NewPage Corp. company guaranty 10s, 2012		1,691,000	744,040
NewPage Holding Corp. sr. unsec. Unsub. notes FRN
10.265s, 2013 (PIK)		384,864	57,730
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		82,000	36,080
Novelis, Inc. company guaranty 7 1/4s, 2015		701,000	406,580
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	1,145,000	1,086,848
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		$3,667,000	2,530,230
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		706,000	488,905
			19,580,221

Capital goods (1.5%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		394,000	354,600
Berry Plastics Corp. company guaranty sr. sec. notes
FRN 9.503s, 2015		2,695,000	1,859,550
Bombardier, Inc. 144A sr. unsec. notes FRN 7.37s, 2013
(Canada)	EUR	506,000	499,951
Bombardier, Inc. 144A unsec. notes 6 3/4s, 2012
(Canada)		$7,295,000	6,474,313
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		2,057,000	2,036,430
General Cable Corp. company guaranty sr. unsec. notes
FRN 6.258s, 2015		850,000	397,375
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		1,066,000	287,820
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		305,000	231,800
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		3,102,000	2,815,065
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		2,734,000	2,391,509
Owens-Illinois, Inc. debs. 7 1/2s, 2010		453,000	448,470
Ryerson Tull, Inc. 144A sec. notes 12 1/4s, 2015		2,012,000	1,242,410
			19,039,293

Communication services (2.1%)
American Tower Corp. 144A sr. notes 7s, 2017		1,730,000	1,539,700
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		774,000	688,860
CCH I Holdings, LLC company guaranty 12 1/8s, 2015		246,000	19,680
CCH I, LLC sec. notes 11s, 2015		1,580,000	276,500
CCH II, LLC sr. unsec. notes 10 1/4s, 2010		306,000	140,760
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010		3,738,000	1,644,720
Cincinnati Bell, Inc. company guaranty 7s, 2015		1,294,000	989,910
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		1,765,000	1,588,500
Cricket Communications, Inc. 144A company guaranty sr.
notes 10s, 2015		2,065,000	1,889,475
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		2,150,000	1,967,250

Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)	1,095,000	711,750
Digicel, Ltd. 144A sr. unsec. unsub. notes 9 1/4s,
2012 (Jamaica)	1,050,000	892,500
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)	4,551,000	4,033,324
iPCS, Inc. company guaranty sr. sec. notes FRN 5.318s,
2013	575,000	408,250
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014	370,000	331,150
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	2,985,000	2,134,275
Qwest Corp. sr. unsec. notes 7 1/2s, 2014	610,000	506,300
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	4,691,000	4,339,175
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	1,375,000	921,250
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	1,852,000	1,666,800
West Corp. company guaranty 9 1/2s, 2014	528,000	290,400
		26,980,529

Consumer cyclicals (5.2%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	4,155,000	2,326,800
AMC Entertainment, Inc. company guaranty 11s, 2016	1,152,000	804,960
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	948,000	583,020
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	1,280,000	371,200
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	720,000	86,400
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	1,325,000	834,750
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	1,453,443	639,515
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	1,145,000	664,100
Cinemark, Inc. sr. unsec. disc. notes stepped-coupon
zero % (9 3/4s, 3/15/09), 2014 (STP)	111,000	89,771
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010	2,714,000	1,574,120
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014	263,000	31,560
D.R. Horton, Inc. company guaranty 8s, 2009	908,000	901,190
D.R. Horton, Inc. company guaranty sr. unsub. notes
5s, 2009	1,252,000	1,245,740
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	3,460,000	2,768,000
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	4,223,000	3,895,718
DirecTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016	588,000	570,360
Echostar DBS Corp. company guaranty 6 5/8s, 2014	6,614,000	5,522,690
FelCor Lodging LP company guaranty 8 1/2s, 2011 (R)	3,792,000	2,806,080
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	3,013,000	2,274,815
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010	1,539,000	1,261,980
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009	883,000	775,469
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)	810,000	681,129
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 5.698s, 2014	235,000	165,675
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	4,015,000	3,402,713
Jostens IH Corp. company guaranty 7 5/8s, 2012	4,138,000	3,393,160
K. Hovnanian Enterprises, Inc. company guaranty sr.
sec. notes 11 1/2s, 2013	906,000	688,560
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015	735,000	531,038
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	1,320,000	897,600
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	3,326,000	2,461,240
Liberty Media, LLC sr. notes 5.7s, 2013	613,000	401,869
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009	758,000	739,516
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	1,765,000	692,763
Meritage Homes Corp. company guaranty 6 1/4s, 2015	292,000	146,000
Meritage Homes Corp. sr. notes 7s, 2014	332,000	189,240
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	2,757,000	2,315,880
MGM Mirage, Inc. company guaranty 6s, 2009	7,904,000	7,548,320
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	750,000	600,000
Nielsen Finance LLC/Nielsen Finance Co. sr. unsec.
sub. disc. notes company guaranty stepped-coupon zero
% (12 1/2s, 8/1/11), 2016 (STP)	1,752,000	635,100
NTK Holdings, Inc. sr. unsec. disc. notes

stepped-coupon zero % (10 3/4s, 9/1/09), 2014 (STP)		794,000	170,710
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		2,940,000	2,219,700
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		1,295,000	751,100
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		1,386,000	1,053,360
Pulte Homes, Inc. company guaranty 7 7/8s, 2011		3,293,000	2,848,445
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)		320,000	216,000
R.H. Donnelley Corp. sr. unsec. notes 6 7/8s, 2013		5,000	675
R.H. Donnelley, Inc. 144A company guaranty sr. unsec.
notes 11 3/4s, 2015		387,000	94,815
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014 (R)		1,286,000	221,835
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		525,000	309,750
Station Casinos, Inc. sr. notes 6s, 2012		2,191,000	438,200
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		338,000	128,440
Tenneco, Inc. sr. unsec. notes company guaranty
8 1/8s, 2015		1,530,000	703,800
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013		567,000	385,560
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		1,976,000	454,480
Toll Brothers, Inc. company guaranty sr. unsec. sub.
notes 8 1/4s, 2011		3,075,000	2,829,000
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default)		517,000	68,503
Young Broadcasting, Inc. company guaranty 10s, 2011		966,000	9,660
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		331,000	3,310
			68,425,384

Consumer staples (0.7%)
Archibald Candy Corp. company guaranty 10s, 2009 (In
default) (F)(NON)		574,508	8,872
Dean Foods Co. company guaranty 7s, 2016		1,000	850
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		3,605,000	3,496,850
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		2,069,000	1,903,480
Rite Aid Corp. company guaranty 9 1/2s, 2017		1,114,000	387,115
Rite Aid Corp. sec. notes 7 1/2s, 2017		1,275,000	828,750
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011		1,340,000	1,326,521
United Rentals NA, Inc. company guaranty 6 1/2s, 2012		1,753,000	1,384,870
			9,337,308

Energy (4.8%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013		5,575,000	4,850,250
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		1,310,000	262,000
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		5,575,000	4,794,500
Complete Production Services, Inc. company guaranty
8s, 2016		2,195,000	1,382,850
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		3,895,000	2,999,150
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		945,000	378,000
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		1,295,000	919,450
Dong Energy A/S jr. unsec. sub. notes FRN 5 1/2s, 2035
(Denmark)	EUR	819,000	893,581
El Paso Natural Gas Co. debs. 8 5/8s, 2022		$1,315,000	1,184,849
Forest Oil Corp. sr. notes 8s, 2011		3,730,000	3,403,625
Gaz Capital for Gazprom 144A sr. unsec. notes 7.288s,
2037 (Luxembourg)		1,280,000	755,200
Gaz Capital SA sr. unsec. notes 7.288s, 2037
(Luxembourg)		1,810,000	1,067,900
Gaz Capital SA 144A company guaranty sr. unsec. bond
8.146s, 2018 (Luxembourg)		740,000	525,925
Gaz Capital SA 144A company guaranty sr. unsec. bond
7.343s, 2013 (Luxembourg)		800,000	632,904
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Luxembourg)		1,090,000	648,550
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		4,610,000	3,319,200
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		1,745,000	924,850
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		4,355,000	2,830,750
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014		825,000	544,500
Lukoil International Finance 144A company guaranty

6.656s, 2022 (Netherlands)		2,380,000	1,380,400
Lukoil International Finance 144A company guaranty
6.356s, 2017 (Netherlands)		1,150,000	718,750
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		2,650,000	2,173,000
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		1,327,000	955,440
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		1,896,761	1,942,261
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		2,625,000	2,292,770
Peabody Energy Corp. company guaranty 7 3/8s, 2016		5,820,000	5,470,800
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)		1,056,750	1,063,281
Pemex Project Funding Master Trust 144A company
guaranty 6 5/8s, 2035		1,140,000	965,010
Pemex Project Funding Master Trust 144A company
guaranty 5 3/4s, 2018		1,425,000	1,257,563
Pemex Project Funding Master Trust 144A notes 6 5/8s,
2038		1,500,000	1,248,750
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		742,000	601,020
PetroHawk Energy Corp. 144A sr. unsec. unsub. notes
7 7/8s, 2015		610,000	451,400
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 6s, 2022 (Trinidad)		3,595,000	2,944,916
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		1,070,000	668,750
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)		1,440,000	914,400
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		535,000	403,925
Plains Exploration & Production Co. company guaranty
7s, 2017		580,000	397,300
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		2,215,000	2,059,950
SandRidge Energy, Inc. sr. notes 8s, 2018		1,530,000	849,150
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019		2,449,000	1,913,281
			62,990,151

Financials (5.1%)
Banco Do Brasil 144A sr. unsec. 4.157s, 2017 (Cayman
Islands)	BRL	2,155,000	711,862
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 3.949s, 2012 (Cayman Islands)		$8,367,938	7,123,140
GMAC, LLC 144A sr. unsec. unsub. notes FRN 6 4.403s,
2014		168,000	95,760
GMAC, LLC 144A sr. unsec. unsub. notes 7 3/4s, 2010		272,000	244,694
GMAC, LLC 144A sr. unsec. unsub. notes 7s, 2012		212,000	169,282
GMAC, LLC 144A sr. unsec. unsub. notes 6 7/8s, 2012		1,379,000	1,058,493
GMAC, LLC 144A sr. unsec. unsub. notes 6 7/8s, 2011		237,000	194,250
GMAC, LLC 144A sr. unsec. unsub. notes 6 5/8s, 2012		1,304,000	1,014,877
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		765,000	629,388
HSBC Capital Funding LP/ Jersey Channel Islands
company guaranty sub. FRB 5.13s, 2049 (Jersey)	EUR	1,092,000	1,068,566
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		$375,000	165,469
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		270,000	165,038
iStar Financial, Inc. sr. unsec. notes Ser. B, 4 7/8s,
2009 (R)		425,000	385,688
JPMorgan Chase & Co. 144A sr. unsec. FRN 6.46s, 2017		2,500,000	1,574,000
JPMorgan Chase & Co. 144A sr. unsec. notes FRN 0.227s,
2011	RUB	102,000,000	2,354,160
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.159s,
2012	INR	76,000,000	1,380,825
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		$3,942,000	3,513,308
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		530,000	425,325
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		1,024,000	760,320
Liberty Mutual Insurance 144A notes 7.697s, 2097		2,900,000	1,926,841
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 3.735s,
2011		1,500,000	1,328,361
MetLife Capital Trust X 144A collateral trust FRB
9 1/4s, 2068		935,000	656,528
Morgan Stanley sr. unsec. bonds 4.302s, 2017	BRL	7,331,000	1,949,901
RSHB Capital SA for OJSC Russian Agricultural Bank
notes 6.299s, 2017 (Luxembourg)		$2,740,000	1,561,800
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Luxembourg)		1,000,000	582,830
Russian Agricultural Bank 144A notes 7 3/4s, 2018
(Luxembourg)		1,890,000	1,219,050

Russian Agricultural Bank 144A notes 7 1/8s, 2014
(Luxembourg)	1,800,000	1,206,000
UBS Luxembourg SA for Sberbank sub. notes
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)	2,850,000	2,048,210
USI Holdings Corp. 144A sr. unsec. notes FRN 6.024s,
2014	245,000	99,531
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)	7,596,000	4,291,740
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)	3,035,000	1,714,775
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)	4,646,000	3,856,180
VTB Capital SA 144A notes 6 7/8s, 2018 (Luxembourg)	3,261,000	2,135,955
VTB Capital SA 144A sec. notes 6.609s, 2012
(Luxembourg)	18,369,000	12,658,078
VTB Capital SA (Vneshtorgbank) loan participation
notes stepped-coupon 6.315s (7.815s, 2/4/10), 2015
(Luxembourg) (STP)	10,275,000	6,196,442
		66,466,667

Health care (2.4%)
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	2,650,000	2,438,000
DaVita, Inc. company guaranty 6 5/8s, 2013	1,134,000	1,077,300
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	920,000	547,400
HCA, Inc. sr. sec. notes 9 1/4s, 2016	2,730,000	2,504,775
HCA, Inc. sr. sec. notes 9 1/8s, 2014	1,204,000	1,116,710
HCA, Inc. sr. unsec. notes 6 3/8s, 2015	1,766,000	1,077,260
HCA, Inc. sr. unsec. notes 5 3/4s, 2014	1,985,000	1,200,925
Omnicare, Inc. company guaranty 6 3/4s, 2013	1,210,000	1,028,500
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	3,350,000	2,814,000
Select Medical Corp. company guaranty 7 5/8s, 2015	2,678,000	1,419,340
Service Corporation International debs. 7 7/8s, 2013	465,000	414,431
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	3,922,000	3,010,135
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	1,210,000	629,200
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	760,000	463,600
Tenet Healthcare Corp. sr. unsec. notes 7 3/8s, 2013	2,140,000	1,524,750
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011	2,158,000	1,667,055
US Oncology, Inc. company guaranty 9s, 2012	3,430,000	3,121,300
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	2,101,000	1,754,335
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	2,840,000	2,527,600
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	1,350,000	1,026,000
		31,362,616

Technology (1.1%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	2,334,000	1,026,960
Ceridian Corp. 144A sr. unsec. notes 11 1/2s, 2015	1,248,000	663,000
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	685,000	462,375
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	2,266,000	997,040
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)	1,613,000	370,990
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	1,614,000	661,740
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	4,018,000	3,776,920
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	2,300,000	1,845,750
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	81,000	8,505
Nortel Networks, Ltd. company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)	965,000	255,725
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 9.003s, 2011 (Canada)	1,040,000	260,000
Nortel Networks, Ltd. 144A sr. unsecd. notes company
guaranty 10 3/4s, 2016 (Canada)	2,247,000	595,455
Sanmina Corp. company guaranty sr. unsec. sub. notes
6 3/4s, 2013	1,032,000	443,760
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016	1,605,000	625,950
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	1,906,000	1,648,690
Travelport LLC company guaranty 9 7/8s, 2014	763,000	286,125

Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016		1,070,000	299,600
			14,228,585

Utilities and power (2.6%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		565,000	463,300
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		1,657,000	1,582,435
CMS Energy Corp. sr. notes 7 3/4s, 2010		1,225,000	1,206,172
Colorado Interstate Gas Co. debs. 6.85s, 2037		2,495,000	1,795,502
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		654,000	582,060
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		760,000	695,400
Edison Mission Energy sr. unsec. notes 7.2s, 2019		1,125,000	922,500
Edison Mission Energy sr. unsec. notes 7s, 2017		785,000	682,950
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		3,632,000	2,506,080
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		490,000	401,800
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		6,397,000	5,389,473
NRG Energy, Inc. sr. notes 7 3/8s, 2016		1,015,000	943,950
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010		4,695,000	4,695,000
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015		1,107,000	885,600
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011		1,165,000	1,092,254
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2012		1,500,000	1,372,955
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015		221,000	181,152
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017		1,052,000	927,953
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028		520,000	397,871
Transcontinental Gas Pipeline Corp. sr. unsec. debs.
7 1/4s, 2026		2,735,000	2,496,092
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011		61,000	59,748
Vattenfall Treasury AB company guaranty unsec. unsub.
FRB 5 1/4s, 2049 (Sweden)	EUR	819,000	969,424
Veolia Environnement sr. unsub. notes Ser. EMTN,
5 3/8s, 2018 (France)	EUR	3,125,000	3,955,588
Williams Partners LP/ Williams Partners Finance Corp.
sr. unsec. notes 7 1/4s, 2017		$605,000	477,950
			34,683,209

Total corporate bonds and notes (cost $478,933,797)			$353,093,963

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (24.5%)(a)

		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.3%)
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, TBA, January 1, 2039		$3,000,000	$3,121,406
			3,121,406

U.S. Government Agency Mortgage Obligations (24.2%)
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, TBA, January 1, 2039		4,000,000	4,156,875
6s, TBA, January 1, 2039		1,000,000	1,030,234
6s, TBA, January 1, 2024		3,000,000	3,115,781
5 1/2s, January 1, 2038		156,098	160,311
5 1/2s, TBA, January 1, 2039		20,000,000	20,518,750
5 1/2s, TBA, January 1, 2024		4,000,000	4,120,938
5s, TBA, January 1, 2039		141,000,000	144,084,375
4 1/2s, TBA, February 1, 2039		32,000,000	32,320,000
4 1/2s, TBA, January 1, 2039		105,000,000	106,542,188
4s, TBA, January 1, 2024		1,000,000	1,010,625
			317,060,077

Total U.S. government and agency mortgage obligations (cost $316,360,523)			$320,181,483

ASSET-BACKED SECURITIES (12.0%)(a)

		Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 1.161s, 2035		$531,407	$90,339
FRB Ser. 05-4, Class A2C, 0.681s, 2035		151,000	123,820
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.621s, 2036		478,000	234,220
FRB Ser. 06-HE3, Class A2C, 0.621s, 2036		429,000	149,635
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 2.221s, 2033		952,552	57,153

Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		2,906,000	1,104,280
Ser. 04-1A, Class E, 6.42s, 2039		1,768,000	530,400
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.741s, 2033		109,276	2,186
FRB Ser. 06-W4, Class A2C, 0.631s, 2036		761,000	334,840
Asset Backed Funding Certificates FRB Ser. 04-OPT2,
Class M2, 1.471s, 2033		939,603	432,217
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.661s, 2036		137,081	82,797
FRB Ser. 06-HE4, Class A5, 0.631s, 2036		507,510	294,356
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 1.208s, 2033		1,839,606	459,901
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 3.721s, 2034		1,254,888	733,988
FRB Ser. 06-PC1, Class M9, 2.221s, 2035		885,000	8,850
FRB Ser. 05-HE1, Class M3, 1.401s, 2035		1,007,000	50,350
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 2.721s, 2036		652,920	1,590
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		4,348,827	1,802,128
Ser. 00-A, Class A2, 7.575s, 2030		936,788	382,422
Ser. 99-B, Class A4, 7.3s, 2016		4,715,916	1,788,488
Ser. 99-B, Class A3, 7.18s, 2015		6,985,503	2,698,905
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013		1,000,000	755,273
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.891s, 2035		212,735	141,277
Conseco Finance Securitizations Corp.
FRB Ser. 01-4, Class M1, 3.65s, 2033		2,391,000	406,694
Ser. 00-4, Class A6, 8.31s, 2032		23,077,290	11,769,418
Ser. 00-5, Class A7, 8.2s, 2032		492,000	260,760
Ser. 00-1, Class A5, 8.06s, 2031		3,266,873	1,666,105
Ser. 00-4, Class A5, 7.97s, 2032		1,339,489	683,140
Ser. 01-3, Class M2, 7.44s, 2033		328,585	16,764
Ser. 01-4, Class A4, 7.36s, 2033		1,435,589	868,531
Ser. 00-6, Class A5, 7.27s, 2031		509,916	311,049
Ser. 01-3, Class A4, 6.91s, 2033		9,283,308	5,995,485
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.991s, 2035		226,000	137,860
FRB Ser. 05-14, Class 3A2, 0.711s, 2036		112,052	92,443
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		3,427,000	1,199,450
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		610,000	393,279
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
1.141s, 2035		410,000	20,500
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.621s, 2036		790,000	317,264
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 3.267s,
2038 (Cayman Islands)		1,229,000	49,160
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.801s, 2036		1,107,000	664,200
FRB Ser. 06-2, Class 2A3, 0.641s, 2036		1,320,000	739,200
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.471s,
2037 (Cayman Islands)		614,000	184,200
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		3,514,000	3,418,565
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.666s, 2043 (United Kingdom)	GBP	4,838,514	3,205,763
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	10,080,000	12,596,066
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$6,428,633	5,078,620
Ser. 94-4, Class B2, 8.6s, 2019		2,681,000	1,581,790
Ser. 93-1, Class B, 8.45s, 2018		1,833,699	1,365,186
Ser. 99-5, Class A5, 7.86s, 2030		25,256,292	14,739,824
Ser. 96-8, Class M1, 7.85s, 2027		2,979,000	1,515,528
Ser. 95-8, Class B1, 7.3s, 2026		2,796,090	1,641,224
Ser. 95-4, Class B1, 7.3s, 2025		2,737,142	1,616,806
Ser. 95-F, Class B2, 7.1s, 2021		310,215	232,661
Ser. 99-3, Class A7, 6.74s, 2031		3,855,705	3,063,226
Green Tree Home Improvement Loan Trust Ser. 95-D,
Class B2, 7.45s, 2025		237,739	192,378
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		12,247,031	7,249,103
Ser. 99-5, Class M1A, 8.3s, 2026		343,000	170,786
Ser. 99-5, Class A4, 7.59s, 2028		219,881	186,090

GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		3,004,645	2,358,646
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.621s, 2036		1,965,000	925,712
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 2.471s, 2030 (Cayman Islands)		2,453,000	367,950
FRB Ser. 05-1A, Class E, 2.271s, 2030 (Cayman Islands)		537,087	214,835
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 2.888s, 2036 (Cayman Islands)		306,019	114,757
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.801s, 2036		551,000	267,235
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 2.721s, 2035		690,000	14,821
FRB Ser. 06-FRE1, Class A4, 0.761s, 2035		470,000	267,900
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.474s, 2036 (Cayman
Islands)		11,120,000	1,112,000
FRB Ser. 02-1A, Class FFL, 3.211s, 2037 (Cayman
Islands)		7,500,000	1,875,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)		7,493,162	4,870,555
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 1.091s, 2035		1,150,000	172,500
FRB Ser. 06-4, Class 2A4, 0.731s, 2036		532,000	179,071
FRB Ser. 06-1, Class 2A3, 0.661s, 2036		587,678	287,962
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
6.78s, 2039 (United Kingdom)	GBP	6,500,000	8,061,574
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 3.721s, 2032		$6,357,565	2,766,189
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.621s, 2036		278,000	114,786
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		975,950	606,455
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 3.671s, 2034		521,150	52,115
FRB Ser. 05-HE2, Class M5, 1.151s, 2035		720,000	7,200
FRB Ser. 05-HE1, Class M3, 0.991s, 2034		720,000	115,200
FRB Ser. 06-NC4, Class M2, 0.771s, 2036		1,007,000	70,490
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 1A,
Class C1A, 5.181s, 2038 (Cayman Islands)		2,000,000	974,400
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		267,289	239,437
Ser. 04-B, Class C, 3.93s, 2012		370,259	311,614
Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 95, 2.319s, 2013
(Cayman Islands) (F) (g)		2,028,770	342,120
limited recourse sec. notes Ser. 97, 1.105s, 2013
(Cayman Islands) (F) (g)		2,649,208	380,323
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 2.521s, 2033		57,448	862
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.631s, 2036		663,000	387,855
FRB Ser. 06-2, Class A2C, 0.621s, 2036		663,000	282,438
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		1,174,919	365,870
Ser. 99-D, Class A1, 7.84s, 2029		6,326,159	3,226,341
Ser. 02-B, Class A4, 7.09s, 2032		2,628,519	1,780,295
Ser. 99-B, Class A4, 6.99s, 2026		6,856,791	4,185,783
Ser. 01-D, Class A4, 6.93s, 2031		158,579	81,450
Ser. 01-C, Class A2, 5.92s, 2017		8,205,488	2,763,674
Ser. 02-C, Class A1, 5.41s, 2032		9,352,702	4,956,932
Ser. 01-C, Class A1, 5.16s, 2012		735,211	275,065
Ser. 01-E, Class A2, 5.05s, 2019		5,814,522	3,021,697
Ser. 02-A, Class A2, 5.01s, 2020		406,532	229,838
Oakwood Mortgage Investors, Inc. 144A
FRB Ser. 01-B, Class A2, 1.57s, 2018		262,756	148,099
Ser. 01-B, Class A4, 7.21s, 2030		617,246	386,886
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 2.971s, 2035		1,809,000	24,422
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.301s, 2036		465,000	27,900
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 2.971s, 2034 (F)		96,869	388
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.601s, 2036		1,065,000	372,750
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.661s, 2036		546,037	397,187
FRB Ser. 07-RZ1, Class A2, 0.631s, 2037		657,000	291,511
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 1.201s, 2035		1,635,000	163,500

SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (Cayman Islands) (In default)
(NON)		73,702	1
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 1.121s, 2035		720,000	21,600
FRB Ser. 07-NC2, Class A2B, 0.611s, 2037		616,000	271,040
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 0.681s, 2036		1,124,000	359,680
FRB Ser. 06-FRE1, Class A2B, 0.651s, 2036		542,000	311,650
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.641s, 2036		532,000	234,080
FRB Ser. 06-3, Class A3, 0.631s, 2036		1,974,000	1,135,840
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 2.971s, 2036		1,086,000	10,860
South Coast Funding 144A FRB Ser. 3A, Class A2,
3.588s, 2038 (Cayman Islands)		2,070,000	10,350
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.731s, 2036		532,000	46,018
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
4.919s, 2015		10,818,086	7,302,208
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028		250,346	21,905
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		3,688,000	553,200
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037		2,403,000	384,480
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.791s, 2037		235,000	82,955
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 4.435s, 2044 (United Kingdom)		1,277,534	153,304

Total asset-backed securities (cost $284,438,876)			$157,229,294

FOREIGN GOVERNMENT BONDS AND NOTES (9.6%)(a)

		Principal amount	Value

Argentina (Republic of) bonds zero %, 2013		$1,585,000	$478,670
Argentina (Republic of) bonds Ser. $ V, 10 1/2s, 2012	ARS	6,340,000	634,000
Argentina (Republic of) bonds FRB 3s, 2013		$6,903,000	2,264,292
Argentina (Republic of) notes Ser. $dis, 8.28s, 2033		4,938,193	1,234,548
Argentina (Republic of) sr. unsec. unsub. bonds zero
%, 2015		3,230,000	855,950
Argentina (Republic of) sr. unsec. unsub. bonds FRB
3.127s, 2012		42,771,000	11,350,484
Banco Nacional de Desenvolvimento Economico e Social
144A sr. unsec. notes 6.369s, 2018 (Brazil)		540,000	513,000
Brazil (Federal Republic of) bonds 6s, 2017		4,050,000	3,834,095
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	1,550,000	1,679,628
Colombia (Republic of) notes 10s, 2012		$8,869,000	9,729,825
Colombia (Republic of) unsec. unsub. bonds 7 3/8s, 2037		1,960,000	1,734,600
Colombia (Republic of) unsec. unsub. bonds 7 3/8s, 2017		1,315,000	1,268,344
Ecuador (Republic of) bonds Ser. REGS, 12s, 2012 (In
default)		8,727,936	1,968,499
Ecuador (Republic of) regs notes 9 3/8s, 2015 (In
default)		500,000	97,555
Ghana (Republic of) bonds 8 1/2s, 2017		1,255,000	498,863
Indonesia (Republic of) 144A bonds 6 5/8s, 2037		3,255,000	2,077,894
Indonesia (Republic of) 144A sr. unsec. bonds 6 3/4s,
2014		1,310,000	1,097,597
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
7 3/4s, 2038		1,875,000	1,556,250
Japan (Government of) 10 yr bonds Ser. 244, 1s, 2012	JPY	23,000,000	257,218
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	599,500,000	7,721,375
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	1,520,742,400	14,346,870
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	5,101,267,500	48,175,955
Peru (Republic of) bonds 8 3/4s, 2033		$2,510,000	2,811,200
Russia (Federation of) unsub. 5s, 2030		2,766,393	2,209,518
South Africa (Republic of) notes 5 7/8s, 2022		1,805,000	1,301,892
Ukraine (Government of) 144A bonds 6 3/4s, 2017		1,990,000	744,678
Ukraine (Government of) 144A sr. unsub. 6.58s, 2016		2,530,000	952,545
United Mexican States bonds Ser. MTN, 8.3s, 2031		242,000	296,450
Venezuela (Republic of) unsec. note FRN Ser. REGS,
5.059s, 2011		3,250,000	1,982,500
Venezuela (Republic of) unsub. bonds 5 3/8s, 2010		3,166,000	2,439,213

Total foreign government bonds and notes (cost $149,943,278)			$126,113,508

SENIOR LOANS (8.9%)(a)(c)

	Principal amount	Value

Basic materials (0.7%)
Aleris International, Inc. bank term loan FRN Ser. B,
2.567s, 2013	$777,271	$308,577
Georgia-Pacific, LLC bank term loan FRN Ser. B,
3.698s, 2013	2,271,303	1,844,487
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
3.79s, 2012	618,097	501,946
Huntsman International, LLC bank term loan FRN Ser. B,
2.221s, 2012	6,105,000	3,729,135
NewPage Holding Corp. bank term loan FRN 5.314s, 2014	916,070	576,470
Novelis, Inc. bank term loan FRN Ser. B, 5.77s, 2014	916,523	577,410
Novelis, Inc. bank term loan FRN Ser. B, 5.77s, 2014	2,016,352	1,270,301
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 3.546s, 2012	266,088	212,680
Smurfit-Stone Container Corp. bank term loan FRN
3.826s, 2010	271,070	176,467
Smurfit-Stone Container Corp. bank term loan FRN
Ser. B, 4.032s, 2011	280,180	182,397
Smurfit-Stone Container Corp. bank term loan FRN
Ser. C, 4.066s, 2011	529,468	335,834
		9,715,704

Capital goods (0.8%)
Berry Plastics Holding Corp. bank term loan FRN
3.876s, 2015	589,500	372,122
Graham Packaging Co., LP bank term loan FRN 5.509s,
2011	393,000	281,978
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 3.662s, 2014	251,031	129,281
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 5.762s, 2014	4,768,873	2,455,969
Hexcel Corp. bank term loan FRN Ser. B, 5.141s, 2012	1,796,015	1,490,692
Manitowoc Co., Inc. (The) bank term loan FRN Ser. B,
6 1/2s, 2014	2,820,000	1,959,900
Mueller Water Products, Inc. bank term loan FRN
Ser. B, 4.952s, 2014	1,418,091	943,031
Polypore, Inc. bank term loan FRN Ser. B, 3.93s, 2014	1,028,092	596,293
Sensata Technologies BV bank term loan FRN 5.257s,
2013 (Netherlands)	1,308,548	654,274
Sequa Corp. bank term loan FRN 4.78s, 2014	1,371,696	747,575
Transdigm, Inc. bank term loan FRN 3.498s, 2013	294,000	232,260
Wesco Aircraft Hardware Corp. bank term loan FRN
3.69s, 2013	618,000	461,440
		10,324,815

Communication services (1.7%)
Alltel Communications, Inc. bank term loan FRN
Ser. B2, 4.371s, 2015	3,094,497	3,033,381
Alltel Communications, Inc. bank term loan FRN
Ser. B3, 3.939s, 2015	3,218,555	3,158,207
Cablevision Systems Corp. bank term loan FRN 2.949s,
2013	603,063	512,352
Cebridge Connections, Inc. bank term loan FRN Ser. B,
6.16s, 2013	1,898,375	1,224,452
Charter Communications Operating, LLC bank term loan
FRN 8.77s, 2014	982,575	772,140
Charter Communications, Inc. bank term loan FRN
6.262s, 2014	900,000	495,000
Charter Communications, Inc. bank term loan FRN 5.06s,
2014	3,476,441	2,537,802
Cricket Communications, Inc. bank term loan FRN
Ser. B, 7.262s, 2013	244,918	202,932
Crown Castle International Corp. bank term loan FRN
5.376s, 2014	241,891	164,486
Fairpoint Communications, Inc. bank term loan FRN
Ser. B, 6.563s, 2015	2,055,000	1,279,238
Intelsat Corp. bank term loan FRN Ser. B2, 6.65s, 2011	852,571	643,082
Intelsat Corp. bank term loan FRN Ser. B2-A, 6.65s,
2013	852,832	643,279
Intelsat Corp. bank term loan FRN Ser. B2-C, 6.65s,
2013	852,571	643,082
Intelsat, Ltd. bank term loan FRN 6.883s, 2014

(Bermuda)	1,987,780	1,292,057
Intelsat, Ltd. bank term loan FRN Ser. B, 3.898s, 2013
(Bermuda)	2,597,000	2,072,406
Level 3 Communications, Inc. bank term loan FRN 7s,
2014	618,000	370,028
Mediacom Communications Corp. bank term loan FRN
Ser. C, 1.77s, 2015	1,830,973	1,153,513
Mediacom Communications Corp. bank term loan FRN
Ser. D2, 2.02s, 2015	529,200	343,980
MetroPCS Wireless, Inc. bank term loan FRN 4.843s, 2013	633,258	506,013
PAETEC Holding Corp. bank term loan FRN 3.936s, 2013	292,788	175,184
PAETEC Holding Corp. bank term loan FRN Ser. B1,
3.936s, 2013	599,541	358,725
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
3.691s, 2013	783,946	605,599
West Corp. bank term loan FRN 3.468s, 2013	333,425	203,985
		22,390,923

Consumer cyclicals (2.8%)
Affinion Group, Inc. bank term loan FRN Ser. B,
4.644s, 2013	4,063,460	2,763,153
Allison Transmission bank term loan FRN Ser. B,
4.581s, 2014	1,655,141	915,056
Cenveo, Inc. bank term loan FRN Ser. C, 3.275s, 2014	960,669	552,385
Cenveo, Inc. bank term loan FRN Ser. DD, 3.275s, 2014	32,010	18,406
Cinemark USA, Inc. bank term loan FRN 3.58s, 2013	2,088,265	1,496,093
Citadel Communications bank term loan FRN Ser. B,
4.726s, 2014	705,000	282,000
Dana Corp. bank term loan FRN 6.353s, 2015	1,667,146	785,643
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7.538s, 2014	1,235,000	494,000
DirecTV Holdings, LLC bank term loan FRN 5 1/4s, 2013	1,084,631	959,446
GateHouse Media, Inc. bank term loan FRN Ser. B, 4.2s,
2014	2,337,717	294,552
GateHouse Media, Inc. bank term loan FRN Ser. B,
4.12s, 2014	885,000	111,510
GateHouse Media, Inc. bank term loan FRN Ser. DD,
9.076s, 2014	872,283	109,908
Golden Nugget, Inc. bank term loan FRN Ser. B, 2.48s,
2014	404,091	105,064
Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.15s,
2014 (U)	230,909	60,036
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 7.708s, 2011	4,413,103	3,221,565
Goodyear Tire & Rubber Co. (The) bank term loan FRN
2.22s, 2010	5,833,860	3,660,747
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 6.536s, 2015	613,365	354,559
Idearc, Inc. bank term loan FRN Ser. B, 5.67s, 2014	5,408,340	1,649,544
Isle of Capri Casinos, Inc. bank term loan FRN 5.512s,
2014	820,833	482,650
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
5.512s, 2014	247,500	145,530
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
5.512s, 2014	328,333	193,060
Lear Corp bank term loan FRN 4.584s, 2013	4,140,985	1,819,963
Michaels Stores, Inc. bank term loan FRN Ser. B,
3.523s, 2013	539,291	277,331
National Bedding Co. bank term loan FRN 3.752s, 2011	285,818	160,773
Navistar Financial Corp. bank term loan FRN 4.358s,
2012	894,133	488,793
Navistar International Corp. bank term loan FRN
3.721s, 2012	2,458,867	1,344,181
R.H. Donnelley, Inc. bank term loan FRN 6.857s, 2011	62,498	35,077
Reader's Digest Association, Inc. (The) bank term loan
FRN Ser. B, 4.083s, 2014	1,670,250	517,778
Realogy Corp. bank term loan FRN 3.853s, 2013 (R)	658,080	409,107
Realogy Corp. bank term loan FRN Ser. B, 5.706s, 2013
(R)	2,444,295	1,519,538
Six Flags Theme Parks bank term loan FRN 3.686s, 2015	2,189,415	1,274,240
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default)	3,826,563	1,057,773
Tropicana Entertainment bank term loan FRN Ser. B,
4 1/2s, 2011	3,420,000	780,899
TRW Automotive, Inc. bank term loan FRN Ser. B,
5.211s, 2014	748,600	491,082

United Components, Inc. bank term loan FRN Ser. D,
4.39s, 2012	1,703,598	1,175,483
Universal City Development Partners bank term loan FRN
Ser. B, 6.284s, 2011	3,780,377	3,251,124
Univision Communications, Inc. bank term loan FRN
Ser. B, 3.686s, 2014	608,000	242,186
Visant Holding Corp. bank term loan FRN Ser. C,
5.171s, 2010	1,354,173	1,117,193
Visteon Corp. bank term loan FRN Ser. B, 7 3/4s, 2013	2,360,000	562,466
Warner Music Group bank term loan FRN Ser. B, 4.285s,
2011	896,026	676,499
Yankee Candle Co., Inc. bank term loan FRN 3.404s, 2014	366,010	183,371
		36,039,764

Consumer staples (0.7%)
Dean Foods Co. bank term loan FRN Ser. B, 5.24s, 2014	2,030,629	1,697,025
Jarden Corp. bank term loan FRN Ser. B1, 5.512s, 2012	1,063,857	788,318
Jarden Corp. bank term loan FRN Ser. B2, 5.512s, 2012	467,872	346,693
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 6.126s, 2014	1,892,289	1,284,864
Prestige Brands, Inc. bank term loan FRN Ser. B,
4.943s, 2011	1,466,421	1,165,804
Rental Service Corp. bank term loan FRN 7.402s, 2013	2,045,000	1,080,656
Rite-Aid Corp. bank term loan FRN Ser. B, 3.795s, 2014	431,738	251,487
Spectrum Brands, Inc. bank term loan FRN 1.751s, 2013	115,386	62,309
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6.571s, 2013	2,052,201	1,108,189
Ticketmaster bank term loan FRN Ser. B, 6.64s, 2014	1,495,000	1,016,600
		8,801,945

Energy (0.4%)
CR Gas Storage bank term loan FRN 4.847s, 2013	219,108	154,471
CR Gas Storage bank term loan FRN 4.843s, 2013	91,197	64,294
CR Gas Storage bank term loan FRN Ser. B, 4.847s, 2013	1,354,458	954,893
CR Gas Storage bank term loan FRN Ser. DD, 4.844s, 2013	148,421	104,637
Enterprise GP Holdings, LP bank term loan FRN 5.663s,
2014	145,500	117,855
EPCO Holding, Inc. bank term loan FRN Ser. A, 1.508s,
2012	1,000,000	820,000
Hercules Offshore, Inc. bank term loan FRN Ser. B,
5.64s, 2013	1,149,440	741,389
MEG Energy Corp. bank term loan FRN 5.77s, 2013
(Canada)	486,250	313,631
MEG Energy Corp. bank term loan FRN Ser. DD, 5.77s,
2013 (Canada)	495,625	319,678
Petroleum Geo-Services ASA bank term loan FRN 5.51s,
2015 (Norway)	572,000	388,960
Quicksilver Resources, Inc. bank term loan FRN 7 3/4s,
2013	1,299,859	838,409
		4,818,217

Financials (--%)
General Growth Properties, Inc. bank term loan FRN
Ser. A, 2.98s, 2010 (R)	430,000	124,393
Hub International, Ltd. bank term loan FRN Ser. B,
6.262s, 2014	564,747	321,906
Hub International, Ltd. bank term loan FRN Ser. DD,
6.262s, 2014	126,936	72,353
		518,652

Health care (0.7%)
Community Health Systems, Inc. bank term loan FRN
Ser. B, 4.445s, 2014	2,162,810	1,676,718
Community Health Systems, Inc. bank term loan FRN
Ser. DD, 3.404s, 2014 (U)	111,629	86,540
Health Management Associates, Inc. bank term loan FRN
5.512s, 2014	5,279,522	3,228,053
Healthsouth Corp. bank term loan FRN Ser. B, 4.699s,
2013	1,599,470	1,224,736
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 8.758s, 2014	1,526,773	832,091
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	115,819	82,159
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 3.431s, 2014	1,248,868	885,916

IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 3.431s, 2014		432,149	306,556
LifePoint, Inc. bank term loan FRN Ser. B, 3.821s, 2012		1,191,232	991,700
Sun Healthcare Group, Inc. bank term loan FRN 3.662s,
2014		103,035	68,518
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
4.823s, 2014		478,055	317,906
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
4.955s, 2014		61,087	40,623
			9,741,516

Technology (0.4%)
Activant Solutions Holdings, Inc. bank term loan FRN
Ser. B, 6.066s, 2013		699,430	433,647
Compucom Systems, Inc. bank term loan FRN 4.94s, 2014		587,662	381,980
First Data Corp. bank term loan FRN Ser. B1, 3.416s,
2014		1,424,512	911,179
First Data Corp. bank term loan FRN Ser. B3, 3.416s,
2014		1,496,574	957,273
Flextronics International, Ltd. bank term loan FRN
Ser. B, 7.069s, 2014 (Singapore)		782,506	490,370
Flextronics International, Ltd. bank term loan FRN
Ser. B, 6.155s, 2014 (Singapore)		2,723,119	1,706,489
Travelport bank term loan FRN 6.262s, 2013		27,034	11,473
Travelport bank term loan FRN Ser. B, 6.012s, 2013		381,616	161,948
Travelport bank term loan FRN Ser. DD, 3.686s, 2013		137,387	58,847
			5,113,206

Transportation (0.2%)
Ceva Group PLC bank term loan FRN 9.458s, 2015
(Netherlands) (F)		7,800,000	2,886,000
Delta Airlines, Inc. bank term loan FRN 3.951s, 2012		13,500	8,826
			2,894,826

Utilities and power (0.5%)
Dynegy Holdings, Inc. bank term loan FRN 2.94s, 2013		781,066	583,847
Energy Future Holdings Corp. bank term loan FRN
Ser. B2, 5.603s, 2014		1,064,860	736,084
Energy Future Holdings Corp. bank term loan FRN
Ser. B3, 5.382s, 2014		2,878,563	1,989,806
NRG Energy, Inc. bank term loan FRN 5.412s, 2014		642,751	555,176
NRG Energy, Inc. bank term loan FRN 5.262s, 2014		1,301,923	1,124,536
Reliant Energy, Inc. bank term loan FRN 1.88s, 2014		1,820,000	1,303,120
			6,292,569

Total senior loans (cost $184,967,262)			$116,652,137

PURCHASED OPTIONS OUTSTANDING (5.0%)(a)
	Expiration date/	Contract	Value
	strike price	amount

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$81,033,000	$18,558,178

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	81,033,000	234,996

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	81,033,000	18,558,178

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	81,033,000	234,996

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03	138,600,000	27,358,254

Option on an interest rate swap with JPMorgan Chase

Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.03	138,600,000	799,722

Total purchased options outstanding (cost $24,601,362)			$65,744,324

CONVERTIBLE BONDS AND NOTES (0.1%)(a)

		Principal amount	Value

General Cable Corp. cv. company guaranty sr. unsec.
notes 1s, 2012		$2,540,000	$1,584,325

Total convertible bonds and notes (cost $2,030,007)			$1,584,325

PREFERRED STOCK (--%)(a)

		Shares	Value

GMAC Preferred Blocker, Inc. 144A stepped-coupon 9s
(7s, 1/17/09) pfd. (STP) (F)		752	$248,160

Total preferred stock (cost $248,908)			$248,160

SHORT-TERM INVESTMENTS (5.3%)(a)
		Principal
		amount/shares	Value

Egypt Treasury Bills for an effective yield of 10.56%,
January 27, 2009	EGP	12,625,000	$2,283,372
Federated Prime Obligations Fund		53,524,222	53,524,222
U.S. Treasury Bills for effective yields ranging from
0.30% to 0.62%, November 19, 2009 (SEG)		$13,825,000	13,747,719

Total short-term investments (cost $69,649,812)			$69,555,313

TOTAL INVESTMENTS

Total investments (cost $2,196,700,863) (b)			$1,746,661,307

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/08 (aggregate face value $170,341,282) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$24,945,884	$25,508,057	1/21/09	$(562,173)
British Pound	11,911,795	12,020,506	1/21/09	(108,711)
Canadian Dollar	6,668,891	6,934,564	1/21/09	(265,673)
Danish Krone	2,008,997	1,836,074	1/21/09	172,923
Euro	43,021,223	40,093,732	1/21/09	2,927,491
Hungarian Forint	4,455,660	4,073,637	1/21/09	382,023
Japanese Yen	8,589,227	8,493,124	1/21/09	96,103
Malaysian Ringgit	7,849,636	7,464,435	1/21/09	385,201
Mexican Peso	15,001	17,474	1/21/09	(2,473)
New Zealand Dollar	21,979	24,664	1/21/09	(2,685)
Norwegian Krone	15,312,535	15,021,282	1/21/09	291,253
Polish Zloty	13,762,634	13,442,979	1/21/09	319,655
South African Rand	4,778,765	5,215,719	1/21/09	(436,954)
Swedish Krona	9,558,165	9,283,748	1/21/09	274,417
Swiss Franc	23,496,054	20,911,287	1/21/09	2,584,767

Total				$6,055,164

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/08 (aggregate face value $192,012,903) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$25,856,627	$26,273,789	1/21/09	$417,162
Brazilian Real	4,621,755	4,554,807	1/21/09	(66,948)
British Pound	29,561,400	29,745,106	1/21/09	183,706
Canadian Dollar	9,775,933	10,397,888	1/21/09	621,955
Euro	46,043,498	42,202,437	1/21/09	(3,841,061)
Hungarian Forint	5,057,967	4,599,530	1/21/09	(458,437)
Japanese Yen	4,565,176	4,494,980	1/21/09	(70,196)
Mexican Peso	162,282	199,192	1/21/09	36,910
Norwegian Krone	18,352,262	18,006,474	1/21/09	(345,788)
Polish Zloty	11,348,216	11,129,618	1/21/09	(218,598)
South African Rand	4,668,334	5,106,336	1/21/09	438,002
South Korean Won	2,771,415	2,430,160	1/21/09	(341,255)
Swedish Krona	11,627,341	11,227,945	1/21/09	(399,396)
Swiss Franc	24,210,870	21,644,641	1/21/09	(2,566,229)

Total				$(6,610,173)

FUTURES CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	5	$2,550,733	Mar-09	$8,751
Canadian Government Bond 10 yr (Long)	3	313,271	Mar-09	19,834
Euro-Bobl 5 yr (Long)	1	162,218	Mar-09	1,099
Euro-Bund 10 yr (Short)	361	62,909,360	Mar-09	(1,312,709)
Euro-Dollar 90 day (Short)	518	128,036,650	Jun-09	(2,203,746)
Euro-Dollar 90 day (Short)	1,289	318,205,763	Sep-09	(5,713,544)
Euro-Dollar 90 day (Short)	2,700	665,448,750	Dec-09	(12,147,656)
Euro-Dollar 90 day (Short)	85	20,924,875	Mar-10	(456,731)
Euro-Schatz 2 yr (Short)	372	55,806,463	Mar-09	(193,406)
Japanese Government Bond 10 yr (Long)	13	20,050,193	Mar-09	127,127
Japanese Government Bond 10 yr Mini (Long)	2	307,650	Mar-09	960
U.K. Gilt 10 yr (Long)	58	10,443,982	Mar-09	643,400
U.S. Treasury Bond 20 yr (Short)	235	32,441,016	Mar-09	582,713
U.S. Treasury Note 10 yr (Short)	879	110,534,250	Mar-09	976,755
U.S. Treasury Note 5 yr (Short)	384	45,717,000	Mar-09	(1,337,837)
U.S. Treasury Note 2 yr (Short)	1,191	259,712,438	Mar-09	(2,174,791)

Total				$(23,179,781)

WRITTEN OPTIONS OUTSTANDING at 12/31/08 (premiums received $10,213,670) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing on
September 12, 2018.	$132,437,000	Sep-13/4.82	$11,609,427

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	21,412,000	May-12/5.51	4,410,872

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing on
September 12, 2018.	132,437,000	Sep-13/4.82	1,689,896

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	21,412,000	May-12/5.51	301,267

Total			$18,011,462

TBA SALE COMMITMENTS OUTSTANDING at 12/31/08 (proceeds receivable $141,187,226) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, January 1, 2039	$1,000,000	1/13/09	$1,030,234
FNMA, 5 1/2s, January 1, 2039	20,000,000	1/13/09	20,518,750
FNMA, 5s, January 1, 2039	86,000,000	1/13/09	87,881,250
FNMA, 4 1/2s, January 1, 2039	32,000,000	1/13/09	32,470,000

Total			$141,900,234

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$223,264,000		$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$5,686,510

	109,900,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(10,910,441)

	1,000,000		--	7/29/18	3 month USD-LIBOR-BBA	4.75%	202,020

	62,381,000		--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	11,553,470

	993,472,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	37,841,603

	30,888,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(10,328,933)

	3,055,029,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	97,007,525

	1,000,000		--	9/19/18	3 month USD-LIBOR-BBA	4.07%	142,832

	3,853,000		12,027	10/1/18	3 month USD-LIBOR-BBA	4.30%	601,683

	243,160,000		(1,370,361)	10/14/18	4.3%	3 month USD-LIBOR-BBA	(37,837,734)

	130,790,000		326,583	10/14/38	4.25%	3 month USD-LIBOR-BBA	(38,725,454)

	12,880,000		(4,861)	10/20/18	4.60%	3 month USD-LIBOR-BBA	(2,288,900)

	18,041,000		16,400	10/20/10	3 month USD-LIBOR-BBA	3.00%	434,293

	73,100,000		(13,977)	11/26/38	3 month USD-LIBOR-BBA	3.43%	9,887,124

	46,300,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(14,972,674)

Barclays Bank PLC
	1,000,000		--	11/12/10	3 month USD-LIBOR-BBA	2.4225%	15,447

	500,000		--	11/28/10	3 month USD-LIBOR-BBA	2.1325%	5,892

	800,000,000		--	12/8/13	2.5475%	3 month USD-LIBOR-BBA	(15,188,722)

	291,000,000		--	12/8/23	3 month USD-LIBOR-BBA	2.89%	2,960,844

	233,683,000		--	12/9/10	3 month USD-LIBOR-BBA	2.005%	2,133,269

	143,258,000		--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	3,350,419

Citibank, N.A.
JPY	4,864,700,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(3,179,432)

	$136,000,000		--	7/21/18	4.80625%	3 month USD-LIBOR-BBA	(27,696,282)

MXN	163,555,000	(F)	--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	528,542

MXN	49,090,000	(F)	--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	163,575

CAD	16,520,000		--	8/8/18	4.119%	3 month CAD-BA-CDOR	(2,206,319)

ZAR	86,305,000	(F)	--	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(672,691)

ZAR	43,152,500	(F)	--	9/2/13	9.97%	3 month ZAR-JIBAR-SAFEX	(358,453)

AUD	18,300,000	(E)	--	9/11/18	6.1%	6 month AUD-BBR-BBSW	(781,304)

	$72,482,000		--	9/16/10	3.175%	3 month USD-LIBOR-BBA	(2,727,246)

	484,921,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	35,037,580

	29,859,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(10,538,672)

	1,180,349,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	38,674,533

Citibank, N.A., London
JPY	6,200,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	3,481,062

Credit Suisse International
	$80,970,500		--	9/16/10	3.143%	3 month USD-LIBOR-BBA	(2,995,357)

	17,503,000		--	9/18/38	4.41338%	3 month USD-LIBOR-BBA	(6,040,613)

	636,461,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	20,871,828

	84,554,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	3,504,205

	61,522,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	1,247,700

	187,415,000		131,481	10/31/13	3.80%	3 month USD-LIBOR-BBA	(14,370,483)

	13,974,000		13,284	10/31/18	4.35%	3 month USD-LIBOR-BBA	(2,188,890)

EUR	18,880,000	(E)	--	11/6/18	6 month EUR-EURIBOR-Reuters	4.9425%	598,249

EUR	1,000,000		--	5/11/09	6 month EUR-EONIA-OIS-COMPOUND	2.61%	7,099

	$47,000,000		--	12/3/18	3 month USD-LIBOR-BBA	2.915%	1,428,278

	88,000,000		--	12/5/20	3 month USD-LIBOR-BBA	3.01%	2,905,140

	145,047,000		--	6/30/38	2.71%	3 month USD-LIBOR-BBA	1,587,721

EUR	120,880,000		--	7/4/15	3.93163%	6 month EUR-EURIBOR-Telerate	(3,911,433)

Deutsche Bank AG
	$44,645,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(18,517,236)

	134,812,000		--	9/24/10	3 month USD-LIBOR-BBA	3.395%	5,795,811

	537,107,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	9,602,902

	399,143,000		--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	15,557,261

ZAR	52,785,000		--	7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	99,261

	$67,190,000		--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	2,351,183

	428,262,000		--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(9,066,336)

	87,631,000		--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	1,560,283

	322,959,000		--	12/15/18	3 month USD-LIBOR-BBA	2.80776%	6,719,233

	82,688,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	296,976

	869,229,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	1,088,081

	283,968,000		--	12/22/18	2.29%	3 month USD-LIBOR-BBA	6,954,692

	5,000,000		--	12/22/13	2.008%	3 month USD-LIBOR-BBA	27,958

	98,067,000		--	12/24/13	2.165%	3 month USD-LIBOR-BBA	(193,696)

	159,639,000		--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(224,831)

Goldman Sachs International
	201,331,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	27,934,117

	424,238,000		--	4/8/10	3 month USD-LIBOR-BBA	2.64%	5,256,169

	58,036,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(9,069,737)

JPY	3,003,000,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(2,140,232)

EUR	88,090,000		--	10/13/13	4.38%	6 month EUR-EURIBOR-REUTERS	(5,208,095)

EUR	97,870,000		--	10/13/18	6 month EUR-EURIBOR-REUTERS	4.54%	7,860,900

EUR	23,510,000		--	10/13/38	4.18%	6 month EUR-EURIBOR-REUTERS	(3,383,414)

	$30,902,000		33,789	10/24/13	3 month USD-LIBOR-BBA	3.50%	1,966,011

	170,252,000		80,228	10/24/10	3 month USD-LIBOR-BBA	2.60%	3,119,033

EUR	48,935,000		--	10/27/18	4.32%	6 month EUR-EURIBOR-REUTERS	(2,779,609)

EUR	36,290,000		--	10/27/23	6 month EUR-EURIBOR-REUTERS	4.43%	2,636,469

EUR	107,890,000		--	10/31/10	6 month EUR-EURIBOR-REUTERS	3.715%	1,694,755

	$115,903,000		717,428	11/18/18	4.10%	3 month USD-LIBOR-BBA	(14,964,075)

	569,303,000		(156,586)	11/18/10	3 month USD-LIBOR-BBA	2.35%	8,945,613

	469,304,000		1,710,006	11/18/13	3.45%	3 month USD-LIBOR-BBA	(27,640,116)

EUR	15,020,000		--	12/5/18	3.488%	6 month EUR-EURIBOR-Reuters	524,086

EUR	3,800,000		--	12/5/18	6 month EUR-EURIBOR-Reuters	3.488%	(132,592)

JPMorgan Chase Bank, N.A.
	$16,234,000		--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(2,781,962)

	77,188,000		--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	13,254,769

	65,961,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(30,385,148)

	146,495,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	8,062,373

	352,958,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	6,676,666

	151,351,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	9,433,702

	3,204,000		--	5/7/13	3.9325%	3 month USD-LIBOR-BBA	(259,491)

	167,525,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	4,277,756

	98,000,000		--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(10,186,511)

	3,000,000		--	6/27/18	3 month USD-LIBOR-BBA	4.8305%	586,789

	31,575,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	1,114,795

	13,290,000		--	7/17/18	4.52%	3 month USD-LIBOR-BBA	(2,377,522)

	93,626,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	3,776,935

MXN	163,690,000	(F)	--	7/19/13	1 month MXN-TIIE-BANXICO	9.235%	556,418

	$245,041,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	9,967,322

AUD	93,320,000	(E)	--	8/6/18	6 month AUD-BBR-BBSW	6.865%	6,005,145

ZAR	55,295,000		--	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(432,114)

ZAR	27,647,500		--	9/8/13	9.95%	3 month ZAR-JIBAR-SAFEX	(232,550)

ZAR	55,295,000		--	9/9/13	9.94%	3 month ZAR-JIBAR-SAFEX	(463,611)

JPY	14,660,710,000		--	9/18/15	6 month JPY-LIBOR-BBA	1.19%	1,795,260

JPY	14,980,000		--	9/18/38	2.17%	6 month JPY-LIBOR-BBA	(17,900)

	$84,580,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(34,344,626)

EUR	67,730,000		--	10/17/13	6 month EUR-EURIBOR-REUTERS	4.51%	4,662,137

	$23,183,000		--	10/22/10	3 month USD-LIBOR-BBA	2.78%	466,757

	15,455,000		--	10/22/18	3 month USD-LIBOR-BBA	4.2825%	2,316,757

	44,696,000		--	10/23/13	3 month USD-LIBOR-BBA	3.535%	2,848,597

EUR	30,220,000		--	10/31/13	6 month EUR-EURIBOR-REUTERS	3.967%	1,085,338

EUR	96,210,000		--	11/4/18	6 month EUR-EURIBOR-REUTERS	4.318%	5,519,980

	$48,734,000		(143,355)	11/4/18	3 month USD-LIBOR-BBA	4.45%	7,987,923

	113,617,000		--	11/10/18	3 month USD-LIBOR-BBA	4.83%	22,971,527

	207,000,000		--	11/24/10	3 month USD-LIBOR-BBA	2.0075%	1,950,047

	33,105,000	(E)	--	11/24/18	3.735%	3 month USD-LIBOR-BBA	(922,636)

EUR	156,230,000		--	12/11/13	6 month EUR-EURIBOR-REUTERS	3.536%	2,417,131

	$90,800,000		--	12/12/18	3 month USD-LIBOR-BBA	2.895%	2,587,069

	29,188,000		--	12/19/18	5%	3 month USD-LIBOR-BBA	(6,333,709)

JPY	21,270,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(9,784,601)

Merrill Lynch Capital Services, Inc.
	$146,535,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(14,600,202)

	168,070,000		--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(4,584,477)

	116,909,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	4,651,716

JPY	3,003,000,000	--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(2,137,292)

Merrill Lynch Derivative Products AG
JPY	1,501,500,000	--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(1,192,743)

UBS AG
	$1,000,000	--	10/28/10	3 month USD-LIBOR-BBA	2.74%	20,676

	1,790,020,000	--	10/29/10	2.75%	3 month USD-LIBOR-BBA	(37,376,612)

	299,833,000	--	10/29/20	3 month USD-LIBOR-BBA	4.18142%	46,125,043

	1,549,737,000	--	11/6/10	3 month USD-LIBOR-BBA	2.64%	32,116,147

	239,561,000	8,226,819	11/10/38	4.45%	3 month USD-LIBOR-BBA	(74,257,760)

	450,154,000	(14,963,880)	11/10/28	3 month USD-LIBOR-BBA	4.45%	98,603,472

	745,602,000	18,941,013	11/10/18	4.45%	3 month USD-LIBOR-BBA	(106,480,841)

GBP	1,000,000	--	5/7/09	2.295%	6 month GBP-WMBA-SONIA-COMPOUND	(11,598)

	$46,525,000	612,088	11/24/38	3.3%	3 month USD-LIBOR-BBA	(4,459,087)

	16,516,000	80,618	11/24/18	3.4%	3 month USD-LIBOR-BBA	(1,145,558)

	12,679,000	(4,003)	11/24/10	3 month USD-LIBOR-BBA	2.05%	126,010

	652,376,000	--	11/24/10	3 month USD-LIBOR-BBA	2.05%	6,678,835

Total						$54,483,776

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
EUR	85,960,000	(F)	3/26/09	(2.27%)	Eurostat	$(709,875)
					Eurozone HICP
					excluding tobacco

EUR	48,050,000	(F)	4/30/13	2.375%	French Consumer	3,056,778
					Price Index
					excluding tobacco

EUR	48,050,000	(F)	4/30/13	(2.41%)	Eurostat	(3,219,930)
					Eurozone HICP
					excluding tobacco

EUR	48,050,000		5/6/13	2.34%	French Consumer	2,620,542
					Price Index
					excluding tobacco

EUR	48,050,000	(F)	5/6/13	(2.385%)	Eurostat	(3,162,785)
					Eurozone HICP
					excluding tobacco

	$68,060,000	(F)	10/23/10	(1.38%)	USA Non Revised	(2,798,207)
					Consumer Price
					Index- Urban
					(CPI-U)

Total						$(4,213,477)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Putnam Diversified Income Trust

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
Clear Channel
Communications, 5 3/4%,
1/15/13	Caa1	$--		$1,680,000	9/20/09	635 bp	$(305,770)

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	--		2,480,000	12/20/12	95 bp	(887,855)

Ford Motor Co., 7.45%,
7/16/31	--	--		2,000,000	3/20/12	(525 bp)	1,326,623

Ford Motor Credit Co.,
7%, 10/1/13	Caa1	--		6,000,000	3/20/12	285 bp	(1,195,370)

Visteon Corp., 7%,
3/10/14	--	(626,875)		2,360,000	9/20/13	(500 bp)	1,073,602

Barclays Bank PLC
Peru CD	Baa3	--		4,507,349	1/7/09	170 bp	117,066

Citibank, N.A.
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	--		9,940,000	3/20/09	575 bp	(268,706)

DJ ABX HE A Index	CCC	11,045,115		15,556,500	1/25/38	369 bp	(3,879,558)

DJ ABX HE AAA Index	AA+	3,601,589		19,190,385	5/25/46	11 bp	(2,099,581)

DJ ABX HE AAA Index	BB+	2,706,831		9,333,900	1/25/38	76 bp	(2,985,666)

DJ ABX HE PEN AAA Index	AA+	2,956,550		21,074,499	5/25/46	11 bp	(3,304,362)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA+	739,474		3,833,656	5/25/46	11 bp	(398,057)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	2,947,825		17,698,831	5/25/46	11 bp	(2,310,227)

DJ CDX NA EM Series 10
Index	BB	140,421		2,330,000	12/20/13	335 bp	(206,911)

Lear Corp., T/L Bank
Loan	--	--		1,305,000	6/20/13	(225 bp)	724,529

Lear Corp., T/L Bank
Loan	BB-	--		1,305,000	6/20/13	700 bp	(581,346)

Lighthouse
International Co., SA,
8%, 4/30/14	B2	--	EUR	2,090,000	3/20/13	815 bp	(446,478)

Republic of Argentina,
8.28%, 12/31/33	--	--		$1,435,000	9/20/13	(1,170 bp)	686,490

Republic of Argentina,
8.28%, 12/31/33	--	--		1,437,000	9/20/13	(945 bp)	744,944

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		1,210,000	9/20/13	940 bp	(487,708)

Sanmina-SCI Corp.,
8 1/8%, 3/1/16	B3	--		1,155,000	6/20/13	585 bp	(312,884)

Sanmina-SCI Corp.,
8 1/8%, 3/1/16	B3	--		235,000	3/20/09	275 bp	(4,868)

Sara Lee Corp., 6 1/8%,
11/1/32	--	--		1,340,000	9/20/11	(43 bp)	9,984

Wind Acquisition
Finance SA, 9 3/4%,
12/1/15	--	--	EUR	1,089,000	3/20/13	(495 bp)	52,171

Credit Suisse First Boston International
Ukraine (Government
of), 7.65%, 6/11/13	B1	--		$4,715,000	10/20/11	194 bp	(2,345,223)

Credit Suisse International
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	--		870,000	6/20/09	165 bp	(74,230)

DJ ABX HE AAA Series 7
Version 2 Index	BB+	180,375		325,000	1/25/38	76 bp	(17,834)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	1,262,847		6,374,691	5/25/46	11 bp	(617,570)

DJ CDX NA HY Series 10	B+	1,514,806		14,257,000	6/20/13	500 bp	(722,703)

DJ CDX NA IG Series 11
Index	--	(437,806)		14,235,000	12/20/13	(150 bp)	(145,191)

DJ CMB NA CMBX AAA Index	AAA	654,297		3,931,000	12/13/49	8 bp	(523,800)

DJ CMB NA CMBX AAA Index	AAA	720,933		4,602,000	2/17/51	35 bp	(668,999)

DJ CMB NA CMBX AAA Index	AAA	5,715,234		44,194,000	2/17/51	35 bp	(7,632,589)

DJ CMB NA CMBX AAA Index	AAA	5,854,684		44,194,000	2/17/51	35 bp	(7,493,139)

DJ CMB NA CMBX AAA Index	AAA	3,778,123		33,912,000	2/17/51	35 bp	(6,464,249)

DJ CMB NA CMBX AAA Index	AAA	1,491,255		11,047,000	2/17/51	35 bp	(1,845,247)

DJ CMB NA CMBX AAA Index	AAA	3,172,560		27,831,000	2/17/51	35 bp	(5,233,179)

DJ CMB NA CMBX AAA Index	--	(481,034)		6,125,000	2/17/51	(35 bp)	1,368,887

DJ CMB NA CMBX AAA Index	--	(230,088)		3,085,000	2/17/51	(35 bp)	701,668

DJ CMB NA CMBX AAA Index	--	(2,533,674)		18,104,000	2/17/51	(35 bp)	2,934,240

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	Caa3	--		735,000	3/20/09	600 bp	(46,528)

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	--	--		465,000	12/20/13	(210 bp)	8,178

Republic of Peru,

8 3/4%, 11/21/33	Ba1	--		2,500,000		4/20/17	125 bp	(321,388)

Deutsche Bank AG
DJ ABX HE A Series 7
Version 2 Index	CCC	6,405,490		7,039,000		1/25/38	369 bp	(347,621)

DJ ABX HE AAA Index	AAA	608,493		7,823,259		7/25/45	18 bp	(955,714)

DJ ABX HE PEN AAA Index	AA+	2,943,050		21,074,499		5/25/46	11 bp	(3,273,541)

DJ CDX NA HY Series 11
Version 1 Index	B+	12,297,550		52,330,000		12/20/13	500 bp	1,838,295

DJ iTraxx Europe Series
8 Version 1	--	(240,767)	EUR	2,510,000		12/20/12	(375 bp)	439,285

DJ iTraxx Europe Series
9 Version 1	--	711,462	EUR	10,415,000		6/20/13	(650 bp)	2,539,204

Federal Republic of
Brazil, 12 1/4%, 3/6/30	Ba1	--		$3,770,000		10/20/17	105 bp	(557,473)

General Electric
Capital Corp., 6%,
6/15/12	Aaa	--		1,470,000		9/20/13	109 bp	(154,067)

Grohe Holding GmbH,
8 5/8%, 10/1/14	B3	--	EUR	600,000		6/20/09	400 bp	(75,299)

Grohe Holding GmbH,
8 5/8%, 10/1/14	B3	--	EUR	2,195,000		6/20/09	400 bp	(275,469)

India Government Bond,
5 7/8%, 1/2/10	BBB-	--		$17,880,000		1/11/10	170 bp	462,313

iStar Financial, Inc.,
6%, 12/15/10	Ba3	117,788		1,745,000		3/20/09	500 bp	(273,827)

Korea Monetary STAB
Bond, 5%, 2/14/09	A2	--		6,120,000		2/23/09	105 bp	(2,693)

Korea Monetary STAB
Bond, 5.04%, 1/24/09	A2	--		4,960,000		2/2/09	130 bp	7,994

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		6,120,000		2/19/10	115 bp	(131,169)

Korea Monetary STAB
Bond, 5.45%, 1/23/10	B2	--		6,185,000		2/1/10	101 bp	(133,696)

Republic of Argentina,
8.28%, 12/31/33	--	--		987,500		4/20/13	(565 bp)	579,211

Republic of Argentina,
8.28%, 12/31/33	--	--		2,875,000		8/20/12	(380 bp)	1,723,780

Republic of Argentina,
8.28%, 12/31/33	--	--		6,155,000		3/20/13	(551 bp)	3,591,636

Republic of Indonesia,
6.75%, 2014	BB-	--		2,130,000		9/20/16	292 bp	(378,030)

Republic of Peru,
8 3/4%, 11/21/33	Ba1	--		2,500,000		4/20/17	126 bp	(319,112)

Republic of Turkey,
11 7/8%, 1/15/30	Ba3	--		3,735,000		6/20/14	195 bp	(362,476)

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		2,420,000		6/20/14	220 bp	(1,406,647)

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		1,210,000		9/20/13	940 bp	(487,708)

Russian Federation,
7 1/2%, 3/31/30	--	--		987,500		4/20/13	(112 bp)	217,061

Russian Federation,
7.5%, 3/31/30	Baa1	--		3,115,000		8/20/17	86 bp	(1,055,950)

Smurfit Kappa Funding,
10 1/8%, 10/1/12	B2	--	EUR	2,065,000		6/20/09	135 bp	(98,824)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	2,045,000		9/20/13	715 bp	(499,463)

United Mexican States,
7.5%, 4/8/33	Baa1	--		$6,115,000		3/20/14	56 bp	(663,410)

United Mexican States,
7.5%, 4/8/33	Baa1	--		2,230,000		4/20/17	66 bp	(357,272)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	1,975,000		9/20/13	477 bp	(366,035)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	1,975,000		9/20/13	535 bp	(315,441)

Goldman Sachs International
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	--		$1,715,000		3/20/09	515 bp	(48,859)

DJ ABX HE A Index	CCC	2,358,761		3,520,000		1/25/38	369 bp	(1,018,274)

DJ ABX HE AAA Index	AAA	556,162		7,150,445		7/25/45	18 bp	(873,713)

DJ ABX HE AAA Index	BB+	827,274		3,520,000		1/25/38	76 bp	(1,319,480)

DJ CDX NA CMBX AAA Index	AAA	211,407		5,780,000		3/15/49	7 bp	(951,416)

DJ CDX NA HY Series 11
Version 1 Index	--	(1,373,106)		7,087,000		12/20/13	(500 bp)	43,380

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		12,400,000		12/20/10	429 bp	(792,959)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		12,551,000		12/20/10	108.65 bp	(1,578,037)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		14,540,000		12/20/10	305 bp	(1,289,956)

DJ CDX NA IG Series 11
Index	--	(205,695)		8,120,000		12/20/18	(140 bp)	(156,885)

DJ CDX NA IG Series 11
Index	--	(7,010,207)		139,018,000		12/20/13	(150 bp)	(4,197,644)

DJ CDX NA IG Series 11
Index	--	(6,494,360)		139,017,000	(F)	12/20/13	(150 bp)	(3,530,863)

Lighthouse
International Co, SA,
8%, 4/30/14	B2	--	EUR	1,835,000	3/20/13	680 bp	(489,074)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	1,910,000	9/20/13	720 bp	(462,748)

Wind Acquisition
Finance SA, 9 3/4%,
12/1/15	B2	--	EUR	1,835,000	3/20/13	597 bp	23,065

JPMorgan Chase Bank, N.A.
Claire's Stores,
9 5/8%, 6/1/15	Caa1	--		$285,000	6/20/12	230 bp	(151,002)

Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	B+	--	EUR	1,835,000	3/20/13	795 bp	(444,862)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	814,633		$4,112,162	5/25/46	11 bp	(398,380)

DJ CDX NA EM Series 10
Index	BB	134,596		2,330,000	12/20/13	335 bp	(212,736)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		12,886,000	12/20/10	105.5 bp	(1,611,355)

DJ CDX NA IG Series 11
Index	--	(194,107)		8,850,000	12/20/13	(150 bp)	(19,699)

DJ CMB NA CMBX AAA Index	--	(245,473)		3,152,000	2/17/51	(35 bp)	699,046

DJ iTraxx Europe
Crossover Series 8
Version 1	--	(980,758)	EUR	7,340,000	12/20/12	(375 bp)	996,054

Domtar Corp., 7 1/8%,
8/15/15	--	--		$640,000	12/20/11	(500 bp)	41,172

Freeport-McMoRan Copper
& Gold, Inc., bank term
loan	--	--		4,878,600	3/20/12	(85 bp)	410,407

General Growth
Properties, conv. bond
3.98%, 4/15/27	CC-	--		6,725,000	9/20/13	775 bp	(4,995,782)

iStar Financial, Inc.,
6%, 12/15/10	Ba3	115,500		1,650,000	3/20/09	500 bp	(254,795)

Jefferson Smurfit
Corp., 7.5%, 6/1/13	Caa1	--		545,000	3/20/13	685 bp	(343,419)

Republic of Argentina,
8.28%, 12/31/33	B-	--		2,860,000	6/20/14	235 bp	(1,878,699)

Republic of Hungary,
4 3/4%, 2/3/15	--	--		2,595,000	4/20/13	(171.5 bp)	233,842

Republic of Indonesia,
6.75%, 3/10/14	BB-	--		3,925,000	6/20/17	171.5 bp	(998,887)

Republic of Turkey,
11 7/8%, 1/15/30	Ba3	--		4,010,000	5/20/17	230 bp	(411,533)

Republic of Turkey,
11 7/8%, 1/15/30	Ba3	--		2,960,000	5/20/17	244 bp	(276,829)

Russian Federation,
7 1/2%, 3/31/30	Baa1	--		1,955,000	5/20/17	60 bp	(682,881)

Russian Federation,
7 1/2%, 3/31/30	Baa1	--		495,000	9/20/13	276 bp	(81,802)

Russian Federation,
7.5%, 3/31/30	Baa1	--		4,675,000	8/20/12	65 bp	(1,006,624)

Russian Federation,
7.5%, 3/31/30	Baa1	--		3,115,000	8/20/17	85 bp	(1,057,811)

Sanmina-SCI Corp.,
8 1/8%, 3/1/16	B3	--		920,000	6/20/13	595 bp	(246,833)

JPMorgan Securities, Inc.
DJ CMB NA CMBX AAA Index	AAA	3,083,395		35,884,000	2/17/51	35 bp	(7,669,507)

Merrill Lynch Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	--	--		4,865,000	6/20/12	(150 bp)	507,630

D.R. Horton Inc.,
7 7/8%, 8/15/11	--	--		3,320,000	9/20/11	(426 bp)	134,615

Pulte Homes Inc.,
5.25%, 1/15/14	--	--		3,111,000	9/20/11	(482 bp)	(104,713)

Merrill Lynch International
Kinder Morgan, Inc.,
6 1/2%, 9/1/12	--	--		6,397,000	9/20/12	(128 bp)	513,388

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	--		1,250,000	6/20/09	190 bp	(119,356)

Bombardier, Inc,
6 3/4%, 5/1/12	--	--		2,430,000	6/20/12	(114 bp)	277,182

Bundesrepublik
Deutschland, 6%, 6/20/16	Aaa	--		11,537,000	6/20/18	8 bp	(420,498)

DJ ABX CMBX AAA Index	AAA	834,782		11,728,000	3/15/49	7 bp	(1,532,136)

DJ ABX CMBX BBB Index	--	177		244,027	10/12/52	(134 bp)	157,383

DJ CDX NA IG Series 11
Index	--	(1,278,356)		49,930,000	12/20/18	(140 bp)	(978,221)

DJ CMB NA CMBX AAA Index	AAA	459,561		3,831,000	12/13/49	8 bp	(682,248)

DJ CMB NA CMBX AAA Index	AAA	14,798,211		136,363,000	2/17/51	35 bp	(26,220,135)

Dominican Republic,
8 5/8%, 4/20/27	--	--		5,020,000	11/20/11	(170 bp)	1,491,828

Freeport-McMoRan Copper
& Gold, Inc., T/L Bank
Loan	Baa3	--		4,877,900	3/20/12	44 bp	(465,731)

Nalco Co., 7.75%,
11/15/11	B1	--	835,000	3/20/13	460 bp	(71,954)

Republic of Austria,
5 1/4%, 1/4/11	--	--	11,537,000	6/20/18	(17 bp)	1,144,733

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--	3,545,000	10/12/12	339 bp	(1,784,503)

UBS, AG
Meritage Homes Corp.,
7%, 5/1/14	--	--	460,000	9/20/13	(760 bp)	45,774

Total						$(110,284,332)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody's or Standard & Poor's ratings are believed to be the most recent ratings available at December 31, 2008.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
USD / $	United States Dollar
ZAR	South African Rand

NOTES

(a) Percentages indicated are based on net assets of $1,307,935,043.

(b) The aggregate identified cost on a tax basis is $2,209,572,115, resulting in gross unrealized appreciation and depreciation of $106,696,092 and $569,606,900, respectively, or net unrealized depreciation of $462,910,808.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at December 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(R) Real Estate Investment Trust.

(U) These securities, in part or in entirety, represent unfunded loan commitments. As of December 31, 2008, the fund had unfunded loan commitments of $228,358, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Community Health Systems, Inc.	$74,419
Golden Nugget, Inc.	153,939

Totals	$228,358

At December 31, 2008, liquid assets totaling $1,003,741,431 have been designated as collateral for open forward commitments, swap contracts, forward contracts, and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2008 (as a percentage of Portfolio Value):

United States	84.6%
Japan	4.0
Luxembourg	2.4
United Kingdom	1.7
Canada	1.1
Cayman Islands	1.1
Argentina	1.0
Colombia	0.7
Other	3.4

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities.. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. As of December 31, 2008, due to a decrease in the fund's net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all outstanding derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. Any decision by the counterparty to elect early termination could impact the fund's future derivative activity. At December 31, 2008, the fund had net unrealized gains/(losses) on derivative contracts subject to the Master Agreements of $99,016,263 and $(159,585,305), respectively. The fund intends to seek a waiver of or other relief from this provision, from the counterparties.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2008:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$53,524,222	$(23,179,781)

Level 2	1,684,648,827	(69,079,842)

Level 3	8,488,258	--

Total	$1,746,661,307	$(92,259,623)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of December 31, 2008:

	Investment in securities	Other financial instruments

Balance as of September 30, 2008	$22,142,774	$--
Accrued discounts/premiums	67,997	--
Realized Gain / Loss	(293,604)	--
Change in net unrealized appreciation/(depreciation)	(1,020,448)	--
Net Purchases / Sales	(47,975)	--
Net Transfers in and/or out of Level 3	(12,360,486)	--

Balance as of December 31, 2008	$8,488,258	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 27, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 27, 2009